                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                              SAFECO MUTUAL FUNDS
                             RESOURCE SERIES TRUST
                                EQUITY PORTFOLIO

                                   ----------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1998

SAFECO RST EQUITY PORTFOLIO
   SAFECO RST Equity Portfolio beat its peer group for the year and quarter ended December 31, 1998. The Portfolio was up 24.89% for the year. That put us in the top 20% of our growth and income peers, whose average return was 16.37% according to Lipper, Inc.
   We again benefited as larger capitalization stocks outperformed smaller capitalization stocks. The Portfolio, on average, owns a larger percentage of big companies than the peer group. Our focus on size, quality and predictability kept us ahead of the average growth and income portfolio.
                            [PHOTO OF RICH MEAGLEY]

   Regarding the S&P 500, the Portfolio was ahead of the broad market index at the end of November, but had a poor December as technology issues, which we own less of than the index,

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED DECEMBER 31, 1998

 1 Year              24.89%
 5 Year              22.21%
10 Year              19.13%

INVESTMENT VALUE

SAFECO RST EQUITY PORTFOLIO: $57,596
S&P 500 INDEX: $57,947

             SAFECO RST         S&P 500
          EQUITY PORTFOLIO       INDEX
12/31/88      $10,000           $10,000
01/31/89      $10,567           $10,732
02/28/89      $10,394           $10,465
03/31/89      $10,442           $10,709
04/30/89      $10,942           $11,264
05/31/89      $11,269           $11,721
06/30/89      $11,308           $11,654
07/31/89      $12,298           $12,706
08/31/89      $12,433           $12,955
09/30/89      $12,365           $12,902
10/31/89      $12,115           $12,603
11/30/89      $12,356           $12,860
12/31/89      $12,711           $13,168
01/31/90      $11,692           $12,285
02/28/90      $11,744           $12,443
03/31/90      $12,186           $12,773
04/30/90      $11,744           $12,454
05/31/90      $12,773           $13,668
06/30/90      $12,815           $13,575
07/31/90      $12,845           $13,532
08/31/90      $11,713           $12,308
09/30/90      $11,188           $11,709
10/31/90      $11,065           $11,659
11/30/90      $11,692           $12,412
12/31/90      $12,049           $12,758
01/31/91      $12,567           $13,314
02/28/91      $13,351           $14,266
03/31/91      $13,679           $14,611
04/30/91      $14,102           $14,647
05/31/91      $14,653           $15,279
06/30/91      $13,849           $14,579
07/31/91      $14,759           $15,259
08/31/91      $14,939           $15,621
09/30/91      $14,621           $15,360
10/31/91      $14,749           $15,565
11/30/91      $13,933           $14,938
12/31/91      $15,283           $16,647
01/31/92      $16,054           $16,337
02/29/92      $16,451           $16,550
03/31/92      $15,555           $16,227
04/30/92      $15,691           $16,704
05/31/92      $15,533           $16,786
06/30/92      $14,569           $16,536
07/31/92      $15,113           $17,212
08/31/92      $14,614           $16,859
09/30/92      $14,671           $17,058
10/31/92      $15,192           $17,117
11/30/92      $16,122           $17,698
12/31/92      $16,514           $17,915
01/31/93      $16,921           $18,065
02/28/93      $16,898           $18,311
03/31/93      $17,619           $18,697
04/30/93      $17,258           $18,245
05/31/93      $18,619           $18,732
06/30/93      $18,678           $18,787
07/31/93      $18,469           $18,711
08/31/93      $19,468           $19,419
09/30/93      $20,050           $19,270
10/31/93      $20,574           $19,669
11/30/93      $20,712           $19,482
12/31/93      $21,124           $19,718
01/31/94      $22,465           $20,388
02/28/94      $21,894           $19,836
03/31/94      $21,013           $18,973
04/30/94      $21,609           $19,216
05/31/94      $22,142           $19,529
06/30/94      $21,348           $19,051
07/31/94      $21,845           $19,676
08/31/94      $23,272           $20,480
09/30/94      $23,036           $19,981
10/31/94      $23,544           $20,428
11/30/94      $23,073           $19,685
12/31/94      $23,012           $19,976
01/31/95      $23,204           $20,493
02/28/95      $23,806           $21,290
03/31/95      $24,147           $21,918
04/30/95      $24,776           $22,563
05/31/95      $25,406           $23,479
06/30/95      $26,212           $24,024
07/31/95      $26,608           $24,819
08/31/95      $27,387           $24,881
09/30/95      $28,454           $25,931
10/31/95      $28,427           $25,837
11/30/95      $29,261           $26,969
12/31/95      $29,601           $27,490
01/31/96      $30,433           $28,424
02/29/96      $30,602           $28,689
03/31/96      $30,986           $28,964
04/30/96      $31,633           $29,391
05/31/96      $32,371           $30,147
06/30/96      $32,955           $30,262
07/31/96      $31,678           $28,926
08/31/96      $31,971           $29,537
09/30/96      $33,909           $31,198
10/31/96      $34,987           $32,058
11/30/96      $37,678           $34,479
12/31/96      $36,938           $33,796
01/31/97      $39,112           $35,905
02/28/97      $39,317           $36,188
03/31/97      $37,652           $34,705
04/30/97      $38,858           $36,773
05/31/97      $41,474           $39,009
06/30/97      $43,206           $40,756
07/31/97      $46,178           $43,999
08/31/97      $43,766           $41,536
09/30/97      $45,363           $43,810
10/31/97      $43,919           $42,349
11/30/97      $45,329           $44,308
12/31/97      $46,116           $45,068
01/31/98      $46,831           $45,566
02/28/98      $50,549           $48,850
03/31/98      $52,234           $51,350
04/30/98      $52,344           $51,866
05/31/98      $51,372           $50,976
06/30/98      $52,692           $53,046
07/31/98      $52,050           $52,462
08/31/98      $45,329           $44,902
09/30/98      $48,497           $47,779
10/31/98      $52,802           $51,662
11/31/98      $56,208           $54,792
12/31/98      $57,596           $57,947

Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower. lnvestment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

------------------------------------------------------------------
------------------------------------------------------------------

surged. The S&P returned 28.58% for the year. Most of it, 21.28%, came during the fourth quarter.
   We ended 1998 holding 47 companies. Turnover in the Portfolio remained low and steady, at 31.57%.
   In the last six months, most of the changes in the Portfolio have come from market action, partial sales and additions. During the year I added only seven new names to our Portfolio, and I deleted ten. The changes were made to increase the overall quality and earnings predictability of the companies in the Portfolio.

   Alphabetically our new names are Abbott Laboratories, Bestfoods, CitiGroup, Procter & Gamble, Schlumberger, US Bancorp, and Washington Mutual. The names we no longer own are: Boeing, Columbia/HCA Healthcare, Echlin, Electronic Data Systems, First Data, GTE, Houston Industries, Oracle, Pacificare Health Systems and SmithKline Beecham.
   Only two of those sales came in the last half of the year. I eliminated Boeing and GTE during the fourth quarter. Boeing was sold because the earnings prospects for the next several years

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.3%
  (Bank)
Microsoft Corp.  .................................................... 3.2
  (Computers--Software & Services)
Intel Corp.  ........................................................ 3.2
  (Electronics--Semiconductors)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
Johnson & Johnson ................................................... 3.0
  (Health Care--Diversified)
Federal National Mortgage Association ............................... 3.0
  (Mortgage Loan Banker)
General Electric Co.  ............................................... 2.9
  (Electrical Equipment)
Abbott Laboratories ................................................. 2.9
  (Health Care--Diversified)
Merck & Co., Inc.  .................................................. 2.7
  (Health Care--Drugs-Major Pharmaceuticals)
Washington Mutual, Inc.  ............................................ 2.6
  (Savings & Loans)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Large-Cap: (over $4 billion)         95%
Mid-Cap: ($1 billion-$4 billion)      1%
Small-Cap: (under $1 billion)         0%
Cash & Other:                         4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

have deteriorated greatly. In October of 1997, I believed Boeing would overcome its production inefficiencies and the 'Asia effect'. When it became clear this wasn't going to happen, I abandoned the position.
   GTE was eliminated because the Portfolio also holds Bell Atlantic, the company acquiring GTE. Owning both positions wasn't prudent. I reduced our position sizes in Anheuser-Busch and Burlington Northern when the stock prices reached my near-term targets.
   One new position was added in the last six months: Bestfoods. The company has reasonable growth prospects and was selling at 22 times estimated 1999's earnings per share while the S&P 500 sells at 24-25 times.
   In keeping with what I've done in the past, I added to existing holdings when I liked their price and sold parts of positions when they were on the high side.
   While I added to 23 names during the fourth quarter, three saw their position sizes increase materially. American International Group, May Department Stores, and Pepsico were trading at 21 times, 16 times, and 26 times estimated 1999 earnings per share, respectively, when I added to them.
   In the third quarter, I added substantially to Washington Mutual when I thought it was at a reasonable price/earnings ratio and I sold down Hartford Financial Services as it had gained steadily to become the second largest holding in the Portfolio. I felt, given the Hartford's valuation level and my overall exposure to financial stocks, that it was prudent to substantially reduce the position size. Diversified Financial and Banking and Finance companies comprised 9.4% of net assets at year-end.
   We began our walk to quality almost two years ago and so far, we have been rewarded. Rather than move too quickly and stumble, I intend to keep the same path and the same pace. It looks, to me, like the road ahead could be rough.

Richard Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Portfolio Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Equity Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 96.0%

AEROSPACE/DEFENSE - 2.1%
       140,000   Lockheed Martin Corp.  ............................. $11,865

BANKING & FINANCE - 3.9%
       170,000   BankAmerica Corp.  .................................. 10,221
       235,000   Citigroup, Inc.  .................................... 11,632

BANKS (MAJOR REGIONAL) - 1.2%
       187,000   U.S. Bancorp ......................................... 6,638

BANKS (MONEY CENTER) - 3.3%
       270,000   Chase Manhattan Corp.  .............................. 18,377

BEVERAGES (ALCOHOLIC) - 1.6%
       135,000   Anheuser-Busch Co., Inc.  ............................ 8,859

BEVERAGES (NON-ALCOHOLIC) - 1.7%
       235,000   PepsiCo, Inc.  ....................................... 9,620

CHEMICALS - 3.3%
       170,000   Du Pont (E.I.) de Nemours & Co.  ..................... 9,021
       270,000   Praxair, Inc.  ....................................... 9,518

COMMUNICATIONS EQUIPMENT - 1.4%
       125,000   Motorola, Inc.  ...................................... 7,633

COMPUTERS (HARDWARE) - 5.0%
       207,000   Hewlett-Packard Co.  ................................ 14,141
        73,000   International Business Machines Corp.  .............. 13,487

COMPUTERS (NETWORKING) - 1.3%
       165,000   *3Com Corp.  ......................................... 7,394

COMPUTERS (SOFTWARE & SERVICES) - 3.2%
       130,000   *Microsoft Corp.  ................................... 18,029

ELECTRICAL EQUIPMENT - 2.9%
       160,000   General Electric Co.  ............................... 16,330

ELECTRONICS (SEMICONDUCTORS) - 3.2%
       151,000   Intel Corp.  ........................................ 17,903

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENTERTAINMENT - 1.6%
       291,000   Walt Disney Co.  ................................... $ 8,730

FINANCIAL (DIVERSIFIED) - 5.5%
       215,000   Federal Home Loan Mortgage Corp.  ................... 13,854
       228,000   Federal National Mortgage Association ............... 16,872

FOODS - 1.0%
       100,000   Bestfoods ............................................ 5,325

HEALTH CARE (DIVERSIFIED) - 10.9%
       330,000   Abbott Laboratories ................................. 16,170
       253,000   American Home Products Corp.  ....................... 14,247
       100,000   Bristol-Myers Squibb Co.  ........................... 13,381
       202,000   Johnson & Johnson ................................... 16,943

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.7%
       100,000   Merck & Co., Inc.  .................................. 14,769

HOUSEHOLD PRODUCTS (NON-DURABLES) - 4.9%
       320,000   Kimberly-Clark Corp.  ............................... 17,440
       110,000   Procter & Gamble Co.  ............................... 10,044

INSURANCE (MULTI-LINE) - 3.3%
       127,000   American International Group, Inc.  ................. 12,271
       110,000   Hartford Financial Services Group, Inc.  ............. 6,036

MANUFACTURING (DIVERSIFIED) - 5.2%
       325,000   AlliedSignal, Inc.  ................................. 14,402
       395,000   Dover Corp.  ........................................ 14,467

OIL (DOMESTIC INTEGRATED) - 2.3%
       145,000   Mobil Corp.  ........................................ 12,633

OIL (INTERNATIONAL INTEGRATED) - 4.2%
       137,000   Exxon Corp.  ........................................ 10,018
       195,000   Royal Dutch Petroleum Co. (ADR) ...................... 9,336
        80,000   Texaco, Inc.  ........................................ 4,230

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Equity Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
       110,000   Schlumberger Ltd.  ................................. $ 5,074

PAPER & FOREST PRODUCTS - 1.3%
       215,000   Willamette Industries, Inc.  ......................... 7,203

RAILROADS - 1.5%
       251,100   Burlington Northern Santa Fe Corp.  .................. 8,475

RETAIL (DEPARTMENT STORES) - 2.1%
       190,000   May Department Stores Co.  .......................... 11,471

RETAIL (FOOD CHAINS) - 2.2%
       145,000   Albertson's, Inc.  ................................... 9,235
        75,000   American Stores Co.  ................................. 2,770

RETAIL (GENERAL MERCHANDISE) - 1.7%
       116,000   Wal-Mart Stores, Inc.  ............................... 9,447

SAVINGS & LOANS - 2.6%
       380,000   Washington Mutual, Inc.  ............................ 14,511

SERVICES (DATA PROCESSING) - 1.1%
        79,000   Automatic Data Processing, Inc.  ..................... 6,335

SHARES/PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.4%
       175,000   AT&T Corp.  ....................................... $ 13,169

TELEPHONE - 2.2%
       218,000   Bell Atlantic Corp.  ................................ 12,385

TOBACCO - 2.3%
       240,000   Philip Morris Cos., Inc.  ........................... 12,840
                                                                       ------
TOTAL COMMON STOCKS ................................................. 534,751
                                                                       ------

TEMPORARY INVESTMENTS - 4.4%

INVESTMENT COMPANIES:
   $24,565,033   SSgA Prime Money Market Portfolio ................... 24,565
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 24,565
                                                                       ------
TOTAL INVESTMENTS - 100.4% .......................................... 559,316
Liabilities, less Other Assets ...................................... (2,002)
                                                                       ------
NET ASSETS ......................................................... $557,314
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non income-producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Equity Portfolio
                            As of December 31, 1998

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $392,859)                       $  559,316
  Dividends and interest receivable                                  659
                                                              ----------
      Total assets                                               559,975

LIABILITIES:
  Payables:
    Investment advisory fees                                         376
    Investment securities purchased                                2,269
    Other                                                             16
                                                              ----------
      Total liabilities                                            2,661
                                                              ----------
NET ASSETS                                                    $  557,314
                                                              ----------
                                                              ----------
Net Assets consist of:
  Undistributed net investment income                         $       53
  Net unrealized appreciation                                    166,456
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                  390,805
                                                              ----------
NET ASSETS                                                    $  557,314
                                                              ----------
                                                              ----------
PORTFOLIO SHARES OUTSTANDING                                      18,596
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $    29.97
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Equity Portfolio
                      For the Year Ended December 31, 1998

(In Thousands)
-----------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $   7,285
  Interest                                                          865
                                                              ---------
    Total investment income                                       8,150

EXPENSES:
  Investment advisory                                             3,502
  Legal and auditing                                                 19
  Custodian                                                          26
  Reports to shareholders                                            91
  Trustee                                                             7
  Other                                                              19
                                                              ---------
    Total expenses                                                3,664
                                                              ---------
NET INVESTMENT INCOME                                             4,486

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                               21,747
  Net change in unrealized appreciation                          76,782
                                                              ---------
NET GAIN ON INVESTMENTS                                          98,529
                                                              ---------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $ 103,015
                                                              ---------
                                                              ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Equity Portfolio

                                                                                 YEAR ENDED
                                                                                DECEMBER 31
                                                              -----------------------------
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $    4,486      $    3,921
  Net realized gain on investments                                   21,747          24,360
  Net change in unrealized appreciation                              76,782          41,547
                                                              -------------   -------------
  Net change in net assets resulting from operations                103,015          69,828

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (4,431)         (3,926)
  Net realized gain on investments                                  (21,763)        (24,356)
                                                              -------------   -------------
    Total distributions                                             (26,194)        (28,282)

NET PORTFOLIO SHARE TRANSACTIONS                                     91,237          84,643
                                                              -------------   -------------
TOTAL CHANGE IN NET ASSETS                                          168,058         126,189

NET ASSETS AT BEGINNING OF PERIOD                                   389,256         263,067
                                                              -------------   -------------
NET ASSETS AT END OF PERIOD                                      $  557,314      $  389,256
                                                              -------------   -------------
                                                              -------------   -------------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                               6,552           5,150
  Reinvestments                                                         874           1,123
  Redemptions                                                        (4,291)         (2,908)
                                                              -------------   -------------
    Net change                                                        3,135           3,365
                                                              -------------   -------------
                                                              -------------   -------------
AMOUNTS:
  Sales                                                          $  184,473      $  128,764
  Reinvestments                                                      26,194          28,283
  Redemptions                                                      (119,430)        (72,404)
                                                              -------------   -------------
    Net change                                                   $   91,237      $   84,643
                                                              -------------   -------------
                                                              -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Equity Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Temporary investments in mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of the year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   At December 31, 1998, SAFECO Life Insurance Company owned over 90 percent of the outstanding shares of the Portfolio.
   Prior to May, 1994, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees. Beginning in May, 1994, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1998         $  203,823
                                                    -------------
                                                    -------------
Sales for the year ended December 31, 1998             $  142,864
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $  178,391
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                    (11,935)
                                                    -------------
Net unrealized appreciation                            $  166,456
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                                    YEAR ENDED DECEMBER 31
                                          ----------------------------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    25.18   $   21.75   $   19.24   $   16.83   $   17.02

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.25        0.27        0.34        0.39        0.31
   Net realized and unrealized gain on
     investments                                      6.02        5.13        4.43        4.43        1.21
                                                   -------   ---------   ---------   ---------   ---------
     Total from investment operations                 6.27        5.40        4.77        4.82        1.52

LESS DISTRIBUTIONS:
   Dividends from net investment income              (0.25)      (0.27)      (0.34)      (0.39)      (0.31)
   Distributions from realized gains                 (1.23)      (1.70)      (1.92)      (2.02)      (1.40)
                                                   -------   ---------   ---------   ---------   ---------
     Total distributions                             (1.48)      (1.97)      (2.26)      (2.41)      (1.71)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    29.97   $   25.18   $   21.75   $   19.24   $   16.83
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        24.89%      24.85%      24.79%      28.63%       8.94%(A)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $  557,314   $ 389,256   $ 263,067   $ 169,479   $ 102,321
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.78%       0.75%       0.72%       0.75%       0.77%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                     N/A         N/A         N/A         N/A       0.78%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                0.96%       1.19%       1.72%       2.26%       1.98%
PORTFOLIO TURNOVER RATE                             31.57%      41.75%      56.99%      69.18%      28.71%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the period shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Equity Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Equity Portfolio of the SAFECO Resource Series Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Portfolios with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Portfolios' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        GMF 939 2/99

RECYCLE LOGO            Printed on Recycled Paper.

                        THIS REPORT MUST BE PRECEDED OR
                        ACCOMPANIED BY A CURRENT PROSPECTUS.

                        -REGISTERED TRADEMARK- A REGISTERED TRADEMARK OF SAFECO CORPORATION.

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                              SAFECO MUTUAL FUNDS
                             RESOURCE SERIES TRUST
                                GROWTH PORTFOLIO

                                   ----------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1998

SAFECO RST GROWTH PORTFOLIO
   Whether SAFECO RST Growth Portfolio led or lagged in the latest year depends on how you look at it. The Portfolio, which is about 84% small stocks, underperformed the average growth portfolio, but outperformed the small stock group.
   The Portfolio returned 1.83% for the year. The average small-cap fund returned 1.48% for the year, according to Lipper, Inc. The average growth fund, which favors larger, more expensive issues than we do, returned 22.86% for the year.

                          [PHOTO OF THOMAS M. MAGUIRE]
   A comparison of the S&P 500 (a proxy for larger stocks) and the Russell 2000 (a small cap index) shows how differently the large

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED DECEMBER 31, 1998

1 Year                  1.83%
5 Year                 25.13%
Since Inception*       27.10%

INVESTMENT VALUE

SAFECO RST GROWTH PORTFOLIO: $41,329
S&P 500 INDEX: $32,077

                  SAFECO RST GROWTH FUND                S&P 500 INDEX
1/31/93               $10,000                              $10,000
2/28/93                 9,475                               10,136
3/31/93                10,059                               10,350
4/30/93                 9,683                               10,100
5/31/93                10,535                               10,369
6/30/93                10,891                               10,400
7/31/93                11,297                               10,358
8/31/93                12,198                               10,750
9/30/93                12,822                               10,667
10/31/93               13,386                               10,888
11/30/93               12,792                               10,785
12/31/93               13,473                               10,915
1/31/94                14,381                               11,286
2/28/94                13,861                               10,980
3/31/94                13,352                               10,503
4/30/94                13,750                               10,637
5/31/94                14,093                               10,811
6/30/94                13,662                               10,546
7/31/94                14,215                               10,892
8/31/94                14,715                               11,337
9/30/94                14,626                               11,060
10/31/94               15,169                               11,308
11/30/94               14,936                               10,897
12/31/94               15,078                               11,058
1/31/95                15,148                               11,344
2/28/95                15,695                               11,786
3/31/95                15,672                               12,133
4/30/95                15,973                               12,490
5/31/95                16,670                               12,997
6/30/95                17,728                               13,299
7/31/95                18,506                               13,739
8/31/95                18,587                               13,773
9/30/95                19,645                               14,354
10/31/95               19,819                               14,303
11/30/95               20,666                               14,929
12/31/95               21,261                               15,217
1/31/96                21,475                               15,735
2/29/96                22,051                               15,881
3/31/96                22,654                               16,033
4/30/96                24,059                               16,269
5/31/96                25,519                               16,688
6/30/96                24,608                               16,752
7/31/96                22,440                               16,012
8/31/96                24,381                               16,350
9/30/96                25,827                               17,270
10/31/96               26,322                               17,746
11/30/96               26,898                               19,086
12/31/96               28,078                               18,708
1/31/97                29,769                               19,875
2/28/97                28,529                               20,032
3/31/97                27,480                               19,211
4/30/97                26,255                               20,356
5/31/97                30,395                               21,594
6/30/97                32,757                               22,561
7/31/97                34,987                               24,356
8/31/97                36,430                               22,992
9/30/97                39,419                               24,252
10/31/97               38,340                               23,443
11/30/97               40,178                               24,527
12/31/97               40,587                               24,948
1/31/98                40,796                               25,223
2/28/98                45,019                               27,042
3/31/98                48,391                               28,425
4/30/98                50,147                               28,711
5/31/98                47,592                               28,218
6/30/98                47,731                               29,364
7/31/98                44,950                               29,052
8/31/98                34,364                               24,856
9/30/98                35,425                               26,449
10/31/98               37,928                               28,598
11/30/98               39,510                               30,331
12/31/98               41,329                               32,077

* The Portfolio's inception was January 7, 1993. Performance information begins on January 31, 1993.

Performance represents the performance of the Growth Portfolio but does not include administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If Portfolio investment management fees had been applied to the index, the index values would have been lower.

Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

------------------------------------------------------------------
------------------------------------------------------------------

and small cap categories performed. For 1998, the small cap indicator was down -2.24% while, the S&P 500 gained 28.58%. Growth Portfolio's performance diverges from both indicators because its holdings are not selected to match either index, but for value and appreciation potential.
   Broadcasting remains our largest sector. I bought more Chancellor when it declined on fears that recession would lower advertising revenue. In reality, radio is benefiting by a strong U.S. economy and gaining market share from other media.

   When Conseco (Insurance) fell during the third quarter, insiders recognized the value and snatched up shares. I think the market soon will too. Conseco is positioned to increase profitability and pick up market share.
   NCO Group climbed into our top ten. It's the second largest, and only public, bad-debt collector in the nation. This is partly a rough-times play. Our economy is increasingly fueled by debt, and that makes bill collection a growth industry.
   All told, health care counts for 18.6% net assets. I like the defensive nature and demographic positives of health care. Beckman

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.  ............................................ 9.5%
  (Broadcasting--Television, Radio & Cable)
Conseco, Inc.  ...................................................... 6.0
  (Insurance--Life-Health)
Family Golf Centers, Inc.  .......................................... 4.2
  (Leisure Time--Products)
United Stationers, Inc.  ............................................ 3.9
  (Office Equipment & Supplies)
Emmis Broadcasting Corp. (Class A) .................................. 3.6
  (Broadcasting--Television, Radio & Cable)
NCO Group, Inc.  .................................................... 3.2
  (Services--Commercial & Consumer)
Nu Skin Enterprises (Class A) ....................................... 3.1
  (Distributors--Food & Health)
MICROS Systems, Inc.  ............................................... 3.1
  (Computer--Hardware)
Suburban Lodges of America, Inc.  ................................... 2.3
  (Lodging--Hotels)
Beckman Coulter, Inc.  .............................................. 2.0
  (Health Care--Medical Products & Supplies)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)            17%
Mid-Cap: ($1 billion-$4 billion)         9%
Small-Cap: (under $1 billion)           74%
Cash & Other:                            0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

Coulter, new to our top ten, supplies capital equipment to the medical industry.
   With 70% of its sales in Japan, Nu Skin Enterprises was hurt by a weak yen. This company direct-markets personal products outside of U.S. and has great potential in emerging economies where multi-level marketing is more accepted.
   Family Golf Centers was punished for buying ice rinks. While this will lessen its seasonality, the company now has to prove they can turn around ice rinks as well as they have driving ranges. I think they can.
   Except for radio, all the stocks we've discussed are selling at a discount in a market where large growth stocks are selling at tremendous premiums. As earnings slow, I predict investors will become increasingly price conscious and less likely to pay top dollar.
   Because I look for a share price that is a fraction of a company's growth rate, most of the stocks we own are already marked down. If they outperform even a little--especially the small ones--the very investors who abandoned them may rush back in. And, theoretically, price will follow demand.
   The primary reason the RST Growth Portfolio has historically held smaller company stocks is that they offer better growth prospects at better valuations than bigger company stocks. I believe money moves to growth.

Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS -- 100.1%

AIR FREIGHT - 0.1%
        74,000   *Dynamex, Inc.  ..................................... $  291

AUTO PARTS & EQUIPMENT - 0.4%
       608,500   *+Precision Auto Care, Inc.  ......................... 1,369

BANK (MAJOR REGIONAL) - 0.3%
        39,900   Provident Bankshares Corp.  ............................ 993

BIOTECHNOLOGY - 0.2%
        65,000   *CryoLife, Inc.  ....................................... 772

BROADCASTING (TELEVISION, RADIO, & CABLE) - 14.4%
        54,100   *American Tower Corp. (Class A) ...................... 1,599
       709,364   *Chancellor Media Corp.  ............................ 33,961
       293,100   *Emmis Broadcasting Corp. (Class A) ................. 12,713
        50,000   *Jacor Communications, Inc.  ......................... 3,219

BUILDING MATERIALS - 0.1%
        76,000   *Hospitality Worldwide Services ........................ 380

CHEMICALS (SPECIALTY) - 0.4%
       145,500   *Tetra Technologies, Inc.  ........................... 1,591

COMMUNICATIONS EQUIPMENT - 1.5%
        81,000   Scientific-Atlanta, Inc.  ............................ 1,848
       165,044   *World Access, Inc.  ................................. 3,528

COMPUTERS (HARDWARE) - 4.0%
        40,300   *Equitrac Corp.  ....................................... 766
        20,000   *Jabil Circuit, Inc.  ................................ 1,492
       330,900   *MICROS Systems, Inc.  .............................. 10,878
        72,000   *Optimal Robotics Corp.  ............................. 1,008

COMPUTERS (PERIPHERALS) - 1.0%
       160,400   *Quantum Corporation ................................. 3,408

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (SOFTWARE AND SERVICES) - 3.7%
        39,300   *Aspen Technology, Inc.  ............................. $ 570
       151,900   *Cambridge Technology Partners, Inc.  ................ 3,361
       296,100   *Discreet Logic, Inc.  ............................... 5,589
       255,000   *Phoenix International Ltd., Inc.  ................... 3,761

CONSUMER FINANCE - 2.1%
        72,600   *Creditrust Corp.  ................................... 1,851
       194,300   Doral Financial Corp.  ............................... 4,299
       136,000   *Towne Services, Inc.  ................................. 952
        25,000   *Waterside Capital Corp.  .............................. 212

DISTRIBUTORS (FOOD & HEALTH) - 3.8%
       461,800   *Nu Skin Enterprises, Inc. (Class A) ................ 10,910
       395,000   Weider Nutrition International, Inc.  ................ 2,518

DRUG & HOSPITAL SUPPLY - 0.2%
        45,100   *Zonagen, Inc.  ........................................ 863

ELECTRICAL EQUIPMENT - 0.8%
        96,700   *PCD, Inc.  .......................................... 1,257
        12,200   *SCI Systems,Inc.  ..................................... 705
       126,100   *Ultrak, Inc.  ......................................... 930

ENGINEERING & CONSTRUCTION - 1.0%
       149,700   *American Buildings Co.  ............................. 3,668

ENTERTAINMENT - 1.4%
        70,600   *Championship Auto Racing Teams, Inc.  ............... 2,092
        54,094   *SFX Entertainment, Inc. (Class A) ................... 2,968

FINANCIAL (DIVERSIFIED) - 2.7%
       125,600   *BNC Mortgage, Inc.  ................................... 659
       156,600   *Credit Acceptance Corp.  ............................ 1,145
     1,427,200   Sirrom Capital Corp.  ................................ 7,047
        10,500   *TeleBanc Financial Corp.  ............................. 357
        96,900   *United Panam Financial Corp.  ......................... 406

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (DIVERSIFIED) - 1.1%
        86,900   *Anesta Corp.  ...................................... $2,314
        33,000   *OrthAlliance, Inc. (Class A) .......................... 363
        80,000   *Synaptic Pharmaceutical Corp.  ...................... 1,200

HEALTH CARE (DRUGS-GENERAL) - 2.1%
       382,000   *Dura Pharmaceuticals, Inc. .......................... 5,802
       466,000   *+Nastech Pharmaceutical Co., Inc.  .................. 1,806

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.3%
        63,300   Alpharma, Inc.  ...................................... 2,235
        64,200   *Andrx Corp.  ........................................ 3,290
        39,300   *PharmaPrint, Inc.  .................................... 516
       100,000   *Serologicals Corp.  ................................. 3,000
        45,000   *SuperGen, Inc.  ....................................... 416
        57,881   Teva Pharmaceutical, Industries, Ltd. (ADR) .......... 2,355

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.2%
       103,917   *AmSurg Corp. (Class B) ................................ 701

HEALTH CARE (LONG-TERM CARE) - 1.0%
       228,400   *HEALTHSOUTH Corp.  .................................. 3,526

HEALTH CARE (MANAGED CARE) - 0.8%
       202,000   +First Commonwealth, Inc.  ........................... 2,676

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 7.3%
        57,100   *Anika Therapeutics, Inc.  ............................. 307
       132,100   Beckman Coulter, Inc.  ............................... 7,166
       167,600   *Datascope Corp.  .................................... 3,855
        65,300   *EDAP TMS S.A. (ADR) .................................... 86
        79,500   *Haemonetics Corp.  .................................. 1,809
       231,000   *Lifeline Systems, Inc.  ............................. 5,775
       543,900   *PolyMedica Industries, Inc. ......................... 5,031
       597,900   *Quidel Corp.  ....................................... 1,457
       236,200   *Senetek, plc (ADR) .................................... 384
        99,800   *UroQuest Medical Corp.  ............................... 100

HEALTH CARE (SPECIALIZED SERVICES) - 1.0%
       177,700   *American Healthcorp, Inc. ........................... 1,744
       262,450   *Prime Medical Services, Inc.  ....................... 1,919
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HOMEBUILDING - 0.4%
       106,875   *American Homestar Corp.  .......................... $ 1,603

HOUSEHOLD FURNITURE & APPLIANCES - 0.2%
        95,700   *International Comfort Products Corp.  ................. 766

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.2%
       118,500   *U.S. Home & Garden, Inc.  ............................. 592

HOUSEWARES - 0.9%
        83,300   First Years, Inc.  ................................... 1,317
       196,000   *Home Products International, Inc.  .................. 1,948

INSURANCE (LIFE-HEALTH) - 6.0%
       704,537   Conseco, Inc.  ...................................... 21,532

LEISURE TIME (PRODUCTS) - 4.6%
       165,300   *American Coin Merchandising, Inc.  .................... 971
       762,125   *Family Golf Centers, Inc.  ......................... 15,052
        43,300   *Toymax International, Inc.  ........................... 219

LODGING (HOTELS) - 2.7%
        97,200   *ResortQuest International, Inc.  .................... 1,422
     1,022,800   *+Suburban Lodges of America, Inc.  .................. 8,374

MACHINERY (DIVERSIFIED) - 0.5%
       188,550   Chart Industries, Inc.  .............................. 1,438
       201,100   *ITEQ, Inc.  ........................................... 427

MANUFACTURING (DIVERSIFIED) - 1.2%
        90,900   *Nortek, Inc.  ....................................... 2,511
       104,900   *Recovery Engineering, Inc.  ........................... 695
        59,000   *SurModics, Inc.  ...................................... 914

MANUFACTURING (SPECIALIZED) - 0.4%
       252,500   *Teardrop Golf Co.  .................................. 1,262

NATURAL GAS - 0.1%
        72,000   Virginia Gas Co.  ...................................... 243

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES - 5.0%
        15,000   *Imtec, Inc.  ....................................... $  105
        87,400   *Open Plan Systems, Inc.  .............................. 197
       491,950   *+TRM Copy Centers Corp.  ............................ 3,720
       528,400   *United Stationers, Inc.  ........................... 13,738

PERSONAL CARE - 0.4%
       211,700   *French Fragrances, Inc.  ............................ 1,535

PRINTING (SPECIALIZED) - 1.3%
       392,800   *Mail-Well, Inc.  .................................... 4,493

REAL ESTATE (DEVELOPMENT) - 1.5%
       170,000   Central Parking Corp.  ............................... 5,514

REAL ESTATE INVESTMENT TRUST - 1.1%
        30,300   CCA Prison Realty Trust ................................ 621
       186,000   *Corrections Corp. of America ........................ 3,278

RESTAURANTS - 1.7%
       148,200   Avado Brands, Inc.  .................................. 1,232
        89,050   *Rainforest Cafe, Inc.  ................................ 540
       240,000   *Rare Hospitality International, Inc.  ............... 3,360
       100,500   *Schlotzsky's, Inc.  ................................... 992

RETAIL (BUILDING SUPPLIES) - 0.5%
        59,500   *Eagle Hardware & Garden, Inc.  ...................... 1,934

RETAIL (DEPARTMENT STORES) - 0.6%
        69,200   *Marks Brothers Jewelers, Inc.  ...................... 1,246
        51,700   *Rainbow Rentals, Inc.  ................................ 511
        27,000   *Value City Department Stores, Inc.  ................... 376

RETAIL (DISCOUNTERS) - 0.0%
        41,000   *Filene's Basement Corp.  ............................... 97

RETAIL (FOOD CHAINS) - 1.0%
       291,800   *NPC International, Inc.  ............................ 3,520

RETAIL (GENERAL MERCHANDISE) - 0.1%
        26,125   Phillips-Van Heusen Corp.  ............................. 188
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (HOME SHOPPING) - 1.0%
       417,200   *+Damark International, Inc.  ...................... $ 3,390

RETAIL (SPECIALTY) - 1.7%
        45,700   *1-800 Contacts, Inc.  ................................. 823
       165,100   *Funco, Inc.  ........................................ 2,889
       105,300   *Garden Ridge Corp.  ................................... 954
        61,000   *Travis Boats & Motor, Inc.  . 1,250

RETAIL (SPECIALTY-APPAREL) - 2.6%
       435,200   *+Concepts Direct, Inc.  ............................. 3,645
       219,071   *Harold's Stores, Inc.  .............................. 1,616
       365,162   *Stage Stores, Inc.  ................................. 3,423
         8,100   *The Wet Seal, Inc. (Class A) .......................... 245

SERVICES (ADVERTISING/MARKETING) - 0.4%
       238,000   *APAC Teleservices, Inc.  .............................. 900
        38,860   LCS Industries, Inc.  .................................. 668

SERVICES (COMMERCIAL & CONSUMER) - 6.6%
        64,600   *Bluegreen Corp.  ...................................... 489
       175,000   *Compass International Services Corp.  ............... 1,859
        80,000   *FirstService Corp.  ................................... 955
       454,900   *+IntelliQuest Information Group, Inc.  .............. 3,071
       253,750   *NCO Group, Inc.  ................................... 11,419
        19,500   *Rent-Way, Inc.  ....................................... 474
       104,000   *Renters Choice, Inc.  ............................... 3,302
        67,500   *Right Management Consultants, Inc.  ................... 996
        47,500   SunSource, Inc.  ....................................... 894

SERVICES (EMPLOYMENT) - 0.9%
        42,600   *Alternative Resources Corp.  .......................... 453
       377,800   *Hall, Kinion & Associates, Inc.  .................... 2,645

SERVICES (SECURITY) - 0.2%
        20,389   *Kroll-O'Gara Company .................................. 804

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.5%
       286,600   *CellStar Corp.  ..................................... 1,952

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1998

SHARES/PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 0.7%
       132,100   *Innotrac Corp.  .................................. $  2,394

TRUCKS & PARTS - 0.2%
        10,000   *SPX Corp.  ............................................ 670
                                                                       ------
TOTAL COMMON STOCKS ................................................. 356,432
                                                                       ------

TEMPORARY INVESTMENTS - 0.3%

INVESTMENT COMPANIES:
    $1,246,553   SSgA Prime Money Market Portfolio .................... 1,247
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 1,247
                                                                       ------
TOTAL INVESTMENTS - 100.4% .......................................... 357,679
Liabilities, less Other Assets ...................................... (1,272)
                                                                       ------
NET ASSETS ......................................................... $356,407
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non income-producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the
  Portfolio controls 5% or more of the outstanding voting shares of the Company).

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1998

(In Thousands,
Except Per-Share Amounts)
-------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $355,269):
    Unaffiliated Issuers                                      $   324,597
    Affiliated Issuers                                             33,082
  Dividends and interest receivable                                   109
                                                              -----------
      Total assets                                                357,788

LIABILITIES:
  Payables:
    Investment securities purchased                                 1,135
    Investment advisory fees                                          232
    Other                                                              14
                                                              -----------
      Total liabilities                                             1,381
                                                              -----------
NET ASSETS                                                    $   356,407
                                                              -----------
                                                              -----------
Net Assets consist of:
  Net unrealized appreciation                                 $     2,410
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   353,997
                                                              -----------
NET ASSETS                                                    $   356,407
                                                              -----------
                                                              -----------
PORTFOLIO SHARES OUTSTANDING                                       16,735
                                                              -----------
                                                              -----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $     21.30
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Growth Portfolio
                      For the Year Ended December 31, 1998

(In Thousands)
-------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $       873
  Interest                                                            141
                                                              -----------
    Total investment income                                         1,014

EXPENSES:
  Investment advisory                                               2,363
  Legal and auditing                                                   17
  Custodian                                                            28
  Loan interest                                                        16
  Reports to shareholders                                              74
  Trustees                                                              6
  Other                                                                17
                                                              -----------
    Total expenses                                                  2,521
                                                              -----------
NET INVESTMENT INCOME (LOSS)                                       (1,507)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments:
    Unaffiliated issuers                                           37,136
    Affiliated issuers                                                  7
  Net change in unrealized appreciation                           (39,098)
                                                              -----------
NET LOSS ON INVESTMENTS                                            (1,955)
                                                              -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $    (3,462)
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Growth Portfolio

                                                                 YEAR ENDED DECEMBER 31
                                                              -------------------------
(In Thousands)                                                       1998          1997
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                $    (1,507)  $      (412)
  Net realized gain on investments                                 37,143        39,099
  Net change in unrealized appreciation                           (39,098)       24,467
                                                              -----------   -----------
  Net change in net assets resulting from operations               (3,462)       63,154

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments                                (35,629)      (38,691)
  Paid in capital                                                  (1,507)           --
                                                              -----------   -----------
  Total Distribution                                              (37,136)      (38,691)

NET PORTFOLIO SHARE TRANSACTIONS                                  156,605       106,446
                                                              -----------   -----------
TOTAL CHANGE IN NET ASSETS                                        116,007       130,909

NET ASSETS AT BEGINNING OF PERIOD                                 240,400       109,491
                                                              -----------   -----------
NET ASSETS AT END OF PERIOD                                   $   356,407   $   240,400
                                                              -----------   -----------
                                                              -----------   -----------
---------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                            10,113         5,106
  Reinvestments                                                     1,743         1,657
  Redemptions                                                      (5,418)       (2,151)
                                                              -----------   -----------
    Net change                                                      6,438         4,612
                                                              -----------   -----------
                                                              -----------   -----------
AMOUNTS:
  Sales                                                       $   250,827   $   118,824
  Reinvestments                                                    37,135        38,691
  Redemptions                                                    (131,357)      (51,069)
                                                              -----------   -----------
    Net change                                                $   156,605   $   106,446
                                                              -----------   -----------
                                                              -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements include herein are only those of the Growth Portfolio (the Portfolio). The financial statements of the other Trust portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Temporary investments in other mutual funds are valued at the net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and distributions of realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   At December 31, 1998, SAFECO Life Insurance Company owned over 82 percent of the outstanding shares of the Growth Portfolio.
   Prior to May, 1995, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees. Beginning in May, 1995, when net assets exceeded $20 million, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1998         $  265,112
                                                    -------------
                                                    -------------
Sales for the year ended December 31, 1998             $  144,548
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $   75,982
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                    (73,572)
                                                    -------------
Net unrealized appreciation                            $    2,410
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

5.  INVESTMENTS IN AFFILIATES
   Each of the companies is listed below because the Portfolio owned at least 5% of the company's voting securities during the year ended December 31, 1998.

                            SHARES AT                             SHARES AT                 MARKET VALUE
                            BEGINNING   PURCHASES        SALES       END OF                  DECEMBER 31
(In Thousands)                OF YEAR   ADDITIONS   REDUCTIONS         YEAR    DIVIDENDS            1998
--------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.             198         241            4          435         None        $  3,645
Damark International,
 Inc.                             255         162           --          417         None           3,390
First Commonwealth, Inc.          107          98            3          202         None           2,676
Intelliquest Information
 Group, Inc.                       21         434           --          455         None           3,071
Nastech Pharmaceutical
 Co., Inc.                        155         311           --          466         None           1,806
PolyMedica Industries,
 Inc.                              77         467           --          544         None           5,031
Precision Auto Care, Inc.          --         609           --          609         None           1,369
Suburban Lodges of
 America, Inc.                    194         829           --        1,023         None           8,374
TRM Copy Centers Corp.             58         434           --          492         None           3,720
                                                                                                  ------
                                                                                                $ 33,082
                                                                                                  ------
                                                                                                  ------
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                                    YEAR ENDED DECEMBER 31
                                          ----------------------------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    23.35   $   19.26   $   15.88   $   12.98   $   12.16

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                      (0.10)      (0.04)      (0.03)       0.06          --
   Net realized and unrealized gain on
     investments                                      0.53        8.62        5.12        5.26        1.45
                                                   -------   ---------   ---------   ---------   ---------
     Total from investment operations                 0.43        8.58        5.09        5.32        1.45

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --          --          --       (0.06)         --
   Distributions from realized gains                 (2.38)      (4.49)      (1.71)      (2.36)      (0.63)
   Distributions from paid in capital                (0.10)         --          --          --          --
                                                   -------   ---------   ---------   ---------   ---------
     Total distributions                             (2.48)      (4.49)      (1.71)      (2.42)      (0.63)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    21.30   $   23.35   $   19.26   $   15.88   $   12.98
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                         1.83%      44.55%      32.06%      41.00%(A)    11.92%(A)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $  356,407   $ 240,400   $ 109,491   $  44,458   $  16,156
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.80%       0.77%       0.79%       0.79%       0.71%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                     N/A         N/A         N/A       0.84%       0.96%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                              (0.48%)     (0.25%)     (0.28%)       0.55%     (0.05%)
PORTFOLIO TURNOVER RATE                             46.13%      88.99%      75.58%     111.70%      41.24%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A  Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Growth Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Growth Portfolio of the SAFECO Resource Series Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Portfolios with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Portfolios' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        GMF 939 2/99

RECYCLE LOGO            Printed on Recycled Paper.

                        THIS REPORT MUST BE PRECEDED OR
                        ACCOMPANIED BY A CURRENT PROSPECTUS.

                        -REGISTERED TRADEMARK- A REGISTERED TRADEMARK OF SAFECO CORPORATION.

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                              SAFECO MUTUAL FUNDS
                             RESOURCE SERIES TRUST
                              NORTHWEST PORTFOLIO

                                   ----------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1998

SAFECO RST NORTHWEST PORTFOLIO
   We ended a lousy year with a good fourth quarter. In it, SAFECO RST Northwest Portfolio began recovering from the four blows dealt us earlier in the year:
Boeing, Asia, small caps and value investing.
                         [PHOTO OF WILLIAM B. WHITLOW]

   For the quarter, the Portfolio returned 21.33%. For the year, we eked out 2.89% compared to 24.94%, the Lipper, Inc. average for growth funds. We also underperformed the WM Group Northwest 50 Index, which returned 32.87% for the year. The Portfolio was invested less in technology than the index and that caused the Portfolio to underperform as technology carried the region.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED DECEMBER 31, 1998

1 Year                2.89%
5 Year               11.04%
Since Inception*      9.15%

INVESTMENT VALUE

SAFECO RST NORTHWEST PORTFOLIO: $16,786
S&P 500 INDEX: $32,077
WM GROUP NORTHWEST 50 INDEX: $29,952

                   SAFECO RST        S&P 500           WM GROUP
              NORTHWEST PORTFOLIO     INDEX       NORTHWEST 50 INDEX
1/31/93            $10,000           $10,000           $10,000
2/28/93              9,385            10,136             9,687
3/31/93              9,633            10,350            10,086
4/30/93              9,325            10,100             9,859
5/31/93              9,563            10,369            10,103
6/30/93              9,474            10,400             9,885
7/31/93              9,425            10,358             9,531
8/31/93              9,623            10,750             9,921
9/30/93              9,722            10,667             9,698
10/31/93             9,841            10,888            10,046
11/30/93             9,901            10,785            10,262
12/31/93             9,945            10,915            10,400
1/31/94             10,146            11,286            10,714
2/28/94             10,496            10,980            10,873
3/31/94             10,216            10,503            10,490
4/30/94             10,165            10,637            10,458
5/31/94             10,055            10,811            10,616
6/30/94              9,915            10,546            10,293
7/31/94             10,086            10,892            10,374
8/31/94             10,526            11,337            10,972
9/30/94             10,535            11,060            10,553
10/31/94            10,646            11,308            10,490
11/30/94            10,396            10,897            10,302
12/31/94            10,309            11,058            10,359
1/31/95             10,097            11,344            10,314
2/28/95             10,258            11,786            10,661
3/31/95             10,661            12,133            10,999
4/30/95             10,681            12,490            11,330
5/31/95             10,812            12,997            11,331
6/30/95             11,355            13,299            12,019
7/31/95             12,040            13,739            12,474
8/31/95             12,292            13,773            12,712
9/30/95             12,071            14,354            13,179
10/31/95            11,778            14,303            12,874
11/30/95            11,516            14,929            13,066
12/31/95            11,073            15,217            13,226
1/31/96             11,043            15,735            13,663
2/29/96             11,349            15,881            13,978
3/31/96             11,972            16,033            13,904
4/30/96             12,268            16,269            14,739
5/31/96             12,452            16,688            14,978
6/30/96             12,196            16,752            14,915
7/31/96             11,707            16,012            14,186
8/31/96             12,023            16,350            14,888
9/30/96             12,207            17,270            15,274
10/31/96            11,900            17,746            15,167
11/30/96            12,391            19,086            16,263
12/31/96            12,452            18,708            16,650
1/31/97             13,315            19,875            17,395
2/28/97             13,294            20,032            17,720
3/31/97             12,749            19,211            17,234
4/30/97             13,130            20,356            18,005
5/31/97             13,962            21,594            19,479
6/30/97             14,753            22,561            20,401
7/31/97             16,057            24,356            22,261
8/31/97             15,636            22,992            21,542
9/30/97             16,417            24,252            23,050
10/31/97            15,647            23,443            21,529
11/30/97            16,438            24,527            22,838
12/31/97            16,315            24,948            22,324
1/31/98             16,121            25,223            22,237
2/28/98             17,763            27,042            24,507
3/31/98             17,892            28,425            25,676
4/30/98             18,364            28,711            25,579
5/31/98             17,001            28,218            24,343
6/30/98             17,366            29,364            25,865
7/31/98             16,336            29,052            24,279
8/31/98             13,083            24,856            20,615
9/30/98             13,835            26,449            21,586
10/31/98            14,715            28,598            23,993
11/30/98            16,003            30,331            26,736
12/31/98            16,786            32,077            29,952

*The Portfolio's inception was January 7, 1993. Performance information begins on January 31, 1993.

Performance represents the performance of the Northwest Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The WM Group's Northwest 50 Index is an index of 50 Northwest companies weighted by their regional impact. Investment management fees have been applied to the calculation of Portfolio performance, but not to the indexes. If Portfolio investment management fees had been applied to the indexes, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

------------------------------------------------------------------
------------------------------------------------------------------

   While our region benefited by technology, it suffered from the Asian debacle more than any other did. And therein lies the explanation for 75% of the Portfolio's poor annual performance when compared to national growth funds.
   The other part of the explanation is that 46% of our holdings are small caps, which as a sector more than disappointed investors. A perceived crisis in liquidity, a subsequent flight to "quality" and tax-loss selling sent small caps, as measured by the Russell 2000 Index, tumbling 20.50% in the third quarter. In the Fourth quarter, small caps rallied, contributing to the Portfolio's good quarter.
   We would have had an even better fourth quarter if we'd owned more of the ten stocks that accounted for so much of the S&P 500's 1998 gain. As it is, we own two of them: Microsoft and Intel.
   As with Intel, I am willing to go outside the Northwest to increase weightings in areas where growth funds tend to concentrate--technology, consumer staples, and healthcare--and where the Northwest seems to be underrepresented. For example, I took a position in American

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 7.7%
  (Computer - Software & Services)
Starbucks Corp.  .................................................... 5.7
  (Restaurants)
Costco Companies, Inc.  ............................................. 4.7
  (Retail - General Merchandise)
Fred Meyer, Inc.  ................................................... 4.7
  (Retail - Department Stores)
Eagle Hardware & Garden, Inc.  ...................................... 4.5
  (Retail - Building Supplies)
Hewlett-Packard Co.  ................................................ 4.3
  (Computer - Hardware)
Washington Mutual, Inc.  ............................................ 3.7
  (Savings & Loans)
TJ International, Inc.  ............................................. 3.4
  (Building Materials)
Intel Corp.  ........................................................ 3.4
  (Electronics - Semiconductors)
Expeditors International of WA, Inc.  ............................... 3.3
  (Air Freight)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        49%
Mid-Cap: ($1-$4 billion)             4%
Small-Cap: (under $1 billion)       46%
Cash & Other:                        1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

Home Products, which has controlling interest in Immunex, a Seattle biotechnology company. At year-end the Portfolio was 13.8% invested outside the Northwest. We are allowed to invest up to 35% of assets outside the region.
   Costco and Starbucks were big winners for both the quarter and year. I see these two, and Microsoft, as core holdings for us, as they are non-cyclical stocks with the capacity to keep growing. Rather than keep cyclicals, such as Alaska Airlines and Weyerhaeuser as core holdings, I try to capture their upward cycle.
   Boeing had no upside in 1998. I had cut it back to just over 2% by year-end. (At this writing it has been sold out of the portfolio.) Boeing's pending layoffs are already reflected in the stocks we own that will be most affected (regional banks). Ninety percent of our companies are not primarily tied to the Northwest's economy but to the national and international economies, including Asia.
   I have a sense that the Asian situation is starting to stabilize. Northwest stocks with exposure to Asia declined early in the crisis and could come back early in the recovery. For example, Expeditors International, the freight forwarder, fell 37% in the third quarter, despite the fact it historically outperforms when imports do well. Schnitzer Steel also fell 37% as one-third of its business is scrap export to the Pacific Rim.
   While published outlooks for the Northwest economy are darker than they have been, don't let the headlines scare you. The Portfolio has already absorbed the aftermath of Asia, and most of Boeing's impact. And even though the region is slowing down, we don't expect it to underperform the national economy. Beyond 2000, I believe it will outperform again.

William B. Whitlow
-------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
              SAFECO Resource Series Trust -- Northwest Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.9%

AEROSPACE/DEFENSE - 2.3%
        17,500   Boeing Co.  .......................................... $ 571

AIR FREIGHT - 3.3%
        19,000   Expeditors International of Washington, Inc.  .......... 798

BANKS (DOMESTIC) - 1.1%
        28,300   Heritage Financial Corp.  .............................. 276

BANKS (MAJOR REGIONAL) - 5.2%
        20,892   U.S. Bancorp ........................................... 742
        25,960   West Coast Bancorp, Inc.  .............................. 545

BANKS (REGIONAL) - 1.0%
        29,000   Washington Banking Co.  ................................ 246

BIOTECHNOLOGY - 2.6%
        68,000   *Corixa Corp.  ......................................... 629

BUILDING MATERIALS - 3.4%
        32,500   TJ International, Inc.  ................................ 835

CHEMICALS (DIVERSIFIED) - 3.0%
        46,000   Penford Corporation .................................... 736

COMPUTERS (HARDWARE) - 4.3%
        15,500   Hewlett-Packard Co.  ................................. 1,059

COMPUTERS (SOFTWARE & SERVICES) - 8.3%
        13,600   *Microsoft Corp.  .................................... 1,886
         4,000   *Visio Corp.  .......................................... 146

ELECTRONICS (SEMICONDUCTORS) - 3.4%
         7,000   Intel Corp.  ........................................... 830

ENGINEERING & CONSTRUCTION - 2.1%
        54,000   *Morrison Knudsen Corp.  ............................... 527

HEALTH CARE (DIVERSIFIED) - 3.0%
        13,000   American Home Products Corp.  .......................... 732

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERAL) - 2.2%
         9,500   *Pathogenesis Corp.  ................................. $ 551

HEALTH CARE (LONG TERM CARE) - 2.5%
        58,000   *Emeritus Corp.  ....................................... 613

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.5%
        86,500   *Protocol Systems, Inc.  ............................... 616

IRON & STEEL - 2.3%
        40,000   Schnitzer Steel Industries, Inc.  ...................... 575

LEISURE TIME (PRODUCTS) - 2.7%
        44,900   *Ambassadors International, Inc.  ...................... 662

LODGING (HOTELS) - 2.1%
        47,800   *Cavanaughs Hospitality Corp. .......................... 514

MANUFACTURING (SPECIALIZED) - 1.1%
        25,000   *SeaMED Corp.  ......................................... 281

PAPER & FOREST PRODUCTS - 3.2%
        15,500   Weyerhaeuser Co.  ...................................... 788

PHARMACEUTICALS - 1.6%
        63,000   *Penwest Pharmaceuticals Co.  .......................... 394

RESTAURANTS - 5.7%
        25,000   *Starbucks Corp.  .................................... 1,403

RETAIL (BUILDING SUPPLIES) - 4.5%
        34,000   *Eagle Hardware & Garden, Inc.  ...................... 1,105

RETAIL (DEPARTMENT STORES) - 4.7%
        19,000   *Fred Meyer, Inc.  ................................... 1,145

RETAIL (FOOD CHAINS) - 3.1%
        12,000   Albertson's, Inc.  ..................................... 764

RETAIL (GENERAL MERCHANDISE) - 4.7%
        16,000   *Costco Companies, Inc.  ............................. 1,155

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
              SAFECO Resource Series Trust -- Northwest Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOANS - 8.3%
        14,700   InterWest Bancorp, Inc.  ............................ $  325
        23,000   Riverview Bancorp, Inc.  ............................... 282
        29,600   *Sterling Financial Corp.  ............................. 503
        24,000   Washington Mutual, Inc.  ............................... 917

SERVICES (DATA PROCESSING) - 3.1%
        64,000   *ARIS Corp.  ........................................... 764

TELEPHONE - 1.6%
        14,000   *NEXTLINK Communications, Inc. (Class A) ............... 397
                                                                       ------
TOTAL COMMON STOCKS .................................................. 24,312
                                                                       ------
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 0.0%

INVESTMENT COMPANIES:
         6,045   SSgA Prime Money Market Portfolio .................... $   6
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ............................................... 6
                                                                       ------
TOTAL INVESTMENTS - 98.9% ............................................ 24,318
Other Assets, less Liabilities .......................................... 269
                                                                       ------
NET ASSETS .......................................................... $24,587
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non income-producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
              SAFECO Resource Series Trust -- Northwest Portfolio
                            As of December 31, 1998

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $19,374)                        $   24,318
  Receivables:
    Dividends and interest                                            12
    Investment securities sold                                       280
    Other                                                              6
                                                              ----------
      Total assets                                                24,616

LIABILITIES:
  Payables:
    Investment advisory fees                                          17
    Other                                                             12
                                                              ----------
      Total liabilities                                               29
                                                              ----------
NET ASSETS                                                    $   24,587
                                                              ----------
                                                              ----------
Net Assets consist of:
  Accumulated net realized loss on investment transactions    $     (809)
  Net unrealized appreciation                                      4,943
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   20,453
                                                              ----------
NET ASSETS                                                    $   24,587
                                                              ----------
                                                              ----------
PORTFOLIO SHARES OUTSTANDING                                       1,572
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $    15.64
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
              SAFECO Resource Series Trust -- Northwest Portfolio
                      For the Year Ended December 31, 1998

(In Thousands)
-----------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $     121
  Interest                                                           29
                                                              ---------
    Total investment income                                         150

EXPENSES:
  Investment advisory                                               173
  Legal and auditing                                                 17
  Trustees                                                            5
  Custodian                                                           5
  Reports to shareholders                                            26
  Other                                                               3
                                                              ---------
    Total expenses before reimbursement                             229
Expense reimbursement                                                (6)
                                                              ---------
    Total expenses after reimbursement                              223
                                                              ---------
NET INVESTMENT INCOME (LOSS)                                        (73)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                 (809)
  Net change in unrealized appreciation                           1,145
                                                              ---------
NET GAIN ON INVESTMENTS                                             336
                                                              ---------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $     263
                                                              ---------
                                                              ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
              SAFECO Resource Series Trust -- Northwest Portfolio

                                                                                 YEAR ENDED
                                                                                DECEMBER 31
                                                              -----------------------------
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                   $      (73)     $       38
  Net realized gain (loss) on investments                              (809)            944
  Net change in unrealized appreciation                               1,145           2,490
                                                              -------------   -------------
  Net change in net assets resulting from operations                    263           3,472

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  --             (38)
  Net realized gain on investments                                       --            (806)
                                                              -------------   -------------
    Total distributions                                                  --            (844)

NET PORTFOLIO SHARE TRANSACTIONS                                      4,529           7,626
                                                              -------------   -------------
TOTAL CHANGE IN NET ASSETS                                            4,792          10,254

NET ASSETS AT BEGINNING OF PERIOD                                    19,795           9,541
                                                              -------------   -------------
NET ASSETS AT END OF PERIOD                                      $   24,587      $   19,795
                                                              -------------   -------------
                                                              -------------   -------------
-------------------------------------------------------------------------------------------
Other Information
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                                 690             675
  Reinvestments                                                          --              56
  Redemptions                                                          (420)           (215)
                                                              -------------   -------------
    Net change                                                          270             516
                                                              -------------   -------------
                                                              -------------   -------------
AMOUNTS:
  Sales                                                          $   10,765      $    9,917
  Reinvestments                                                          --             844
  Redemptions                                                        (6,236)         (3,135)
                                                              -------------   -------------
    Net change                                                   $    4,529      $    7,626
                                                              -------------   -------------
                                                              -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Northwest Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Temporary investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded in the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   At December 31, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Historically, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees because net assets were less than $20 million. In January, 1998, net assets surpassed $20 million. Thus, the Portfolio is now charged for all operating expenses in addition to investment advisory fees.

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1998         $   15,274
                                                           ------
                                                           ------
Sales for the year ended December 31, 1998             $   10,630
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   Unrealized appreciation (depreciation) at December 31, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $    7,301
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                     (2,358)
                                                            -----
Net unrealized appreciation                            $    4,943
                                                            -----
                                                            -----
-----------------------------------------------------------------

5.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS
   The portfolio had $809 thousand of accumulated undistributed net realized loss on investment transactions at December 31, 1998. For federal income tax purposes, this represents a capital loss carryforward which will expire in 2006.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                                    YEAR ENDED DECEMBER 31
                                          ----------------------------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    15.20   $   12.12   $   10.85   $   10.24   $    9.94

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                      (0.05)       0.03        0.08        0.08        0.06
   Net realized and unrealized gain on
     investments                                      0.49        3.73        1.27        0.68        0.30
                                                    ------   ---------   ---------   ---------   ---------
     Total from investment operations                 0.44        3.76        1.35        0.76        0.36

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --       (0.03)      (0.08)      (0.08)      (0.06)
   Distributions from realized gains                    --       (0.65)         --       (0.07)         --
                                                    ------   ---------   ---------   ---------   ---------
     Total distributions                                --       (0.68)      (0.08)      (0.15)      (0.06)
                                                    ------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    15.64   $   15.20   $   12.12   $   10.85   $   10.24
                                                    ------   ---------   ---------   ---------   ---------
                                                    ------   ---------   ---------   ---------   ---------
TOTAL RETURN (A)                                     2.89%      31.02%      12.44%       7.42%       3.65%
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $   24,587   $  19,795   $   9,541   $   6,312   $   4,564
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.96%       0.73%       0.70%       0.71%       0.71%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                   0.99%       0.94%       1.11%       1.18%       1.23%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (0.32%)      0.27%       0.78%       0.81%       0.72%
PORTFOLIO TURNOVER RATE                             46.99%      47.85%      52.20%      21.30%       7.29%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Northwest Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Northwest Portfolio of the SAFECO Resource Series Trust as of December 31, 1998, the results of its operations, the changes in its net assets, the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Portfolios with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Portfolios' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        GMF 939 2/99

[RECYCLE LOGO]          Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark- A registered trademark of SAFECO Corporation.

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                              SAFECO MUTUAL FUNDS
                             RESOURCE SERIES TRUST
                         SMALL COMPANY STOCK PORTFOLIO

                                  ------------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1998

SAFECO RST Small Company Stock Portfolio
   SAFECO RST Small Company Portfolio had a disappointing fourth quarter and year, which I attribute, not to stock selection, but to "attributes"--our smaller market capitalization and the value orientation of the Portfolio.
   For the year, the Portfolio was down -19.95%, versus the peer group average of 1.48% as measured by Lipper, Inc. The Russell 2000 Index returned -2.24% for the year.
   Our underperformance for the year and our lag during the fourth quarter recovery were not due to problems with any particular stock. They were due to the type of stocks I favored--smaller and cheaper than those held by my peers.
                             [PHOTO OF GREG EISEN]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED DECEMBER 31, 1998

1 Year                      (19.95)%
*Since Inception              1.66%

INVESTMENT VALUE
SAFECO RST SMALL COMPANY PORTFOLIO: $10,278
RUSSELL 2000 INDEX: $12,571

                  SAFECO RST
                     SMALL            RUSSELL
                    COMPANY             2000
                   PORTFOLIO           INDEX
04/30/97            10,000             10,000
05/31/97            10,680             11,113
06/30/97            11,230             11,590
07/31/97            12,010             12,131
08/31/97            12,240             12,404
09/30/97            13,450             13,310
10/31/97            12,920             12,718
11/30/97            12,840             12,631
12/31/97            12,840             12,858
01/31/98            12,757             12,662
02/28/98            14,006             13,612
03/31/98            15,495             14,184
04/30/98            16,162             14,262
05/31/98            15,443             13,497
06/30/98            15,100             13,535
07/31/98            13,507             12,430
08/31/98             9,549             10,020
09/30/98             9,998             10,796
10/31/98             9,726             11,238
11/30/98             9,892             11,832
12/31/98            10,278             12,571

*The Portfolio's inception was April 30, 1997. Performance information begins on April 30, 1997.

Performance represents the performance of the Small Company Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Russell 2000 Index is an unmanaged index that is representative of the small cap market. Investment management fees have been applied to the calculation of Portfolio performance, but not to the indexes. If Portfolio investment management fees had been applied to the indexes, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

------------------------------------------------------------------
------------------------------------------------------------------

   While the Portfolio held strong companies during the quarter, their stocks were largely ignored and or beaten without justification. Tiny, cheap Styling Technology was one such company. It declined 50% in the fourth quarter in a rapidly recovering market. Styling's business is healthy and it remains the only consolidator in the salon products industry. At quarter end, the stock was trading at a price to earnings ratio of only 5.7 times its 1999 consensus earnings estimate.
   Regarding market capitalization, a study of the Russell 2000 Index released by the Frank Russell Company examined price performance by market cap decile. Returns consistently worsened as stocks got smaller, from the largest 10% to the smallest 10% of the Index. The Portfolio's average market cap is well below the average market cap of the Russell 2000 Index, and thus the Portfolio's holdings suffered for their size.
   The smallest companies are out of favor because of their perceived illiquidity. Investors are currently paying a premium for size and trading ease as is evidenced by the outperformance of larger stocks, not just within the

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Litchfield Financial ............................................... 5.7%
  (Financial - Diversified)
Emmis Broadcasting Corp. CL A ....................................... 4.9
  (Broadcasting - Television, Radio & Cable)
Hooper Holmes, Inc.  ................................................ 4.8
  (Health Care - Medical Products & Supplies)
Equitrac Corp.  ..................................................... 4.4
  (Computers - Hardware)
International Aircraft Investors, Inc.  ............................. 4.0
  (Aerospace/Defense)
Vallen Corp.  ....................................................... 3.9
  (Health Care - Medical Products & Supplies)
Landauer, Inc.  ..................................................... 3.9
  (Waste Management)
Ingles Markets, Inc.  ............................................... 3.9
  (Retail - Food Chains)
MICROS Systems, Inc.  ............................................... 3.7
  (Computers - Hardware)
Timberline Software Corp.  .......................................... 3.5
  (Computers - Software & Services)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS

Large-Cap: (over $4 billion)        0%
Mid-Cap:  ($1-$4 billion)           0%
Small-Cap:
Large (over $750 million)           0%
Medium ($250-$750 million)         17%
Small  (under $250 million)        82%
Cash & Other:                       1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

Russell 2000, but between the Russell 2000 and the S&P 500. (The Russell 2000 returned -2.24% for the year. The S&P 500 gained 28.58%.) Unfortunately, the smallest companies are still suffering on lingering liquidity fears and the perception that they are more vulnerable in slow growth environments.
   Adding insult to the injury of being smaller, the average valuation of the stocks we held was lower than the index and 1998 was a year in which value stocks sadly underperformed. (The Russell 2000 Growth Index returned 1.23%, while the Russell 2000 Value index fell -6.45%.)
   At year end, the Portfolio's price earnings ratio on forward earnings estimates was 11 times, as compared to the S&P Small Cap 600 index at 17.6 times and the S&P 500 at 25 times.
   The Portfolio's PEG ratio (price/earnings to the companies' forward growth rate) is 0.50 times. This compares to 0.90 times for the S&P Small Cap 600 and over 5.00 times for the S&P 500.
   Given the difficult environment for small cap value, I eliminated positions in stocks I had less confidence in. This trimmed the number of names owned to 32 and increased the weightings of those positions, although none are egregiously large.
   I held onto companies I believe in and think are bargain values. I remain confident the value I see will ultimately be perceived by other investors and reflected in a higher net asset value for the Portfolio. I will continually evaluate our holdings and won't sell our small cap value stocks unless I believe the reasons to own them are no longer valid. What I will do is gradually increase the market capitalization of the Portfolio by adding names at the larger end of our range.

Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 89.6%

AEROSPACE/DEFENSE - 3.9%
        75,950   *International Aircraft Investors ..................... $465

BANKS (REGIONAL) - 2.6%
        11,500   Cowlitz Bancorp ......................................... 91
        16,350   *Hanmi Bank (Los Angeles, CA) .......................... 217

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.9%
        13,400   *Emmis Communications Corp. (Class A) .................. 581

COMMUNICATIONS EQUIPMENT - 3.4%
        19,050   *World Access, Inc.  ................................... 407

COMPUTERS (HARDWARE) - 9.9%
        27,400   *Equitrac Corp.  ....................................... 521
        13,200   *MICROS Systems, Inc.  ................................. 434
        15,000   *Optimal Robotics Corp.  ............................... 210

COMPUTERS (SOFTWARE & SERVICES) - 5.9%
        22,050   *Platinum Software Corp.  .............................. 282
        30,300   Timberline Software Corp.  ............................. 417

FINANCIAL (DIVERSIFIED) - 11.1%
        17,300   *Hawthorne Financial Corp.  ............................ 277
        35,100   *Litchfield Financial Corp.  ........................... 667
        30,700   *Ragen Mackenzie Group, Inc.  .......................... 366

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 10.7%
        19,500   Hooper Holmes, Inc.  ................................... 565
       170,000   *InnerDyne, Inc.  ...................................... 234
        23,100   *Vallen Corp.  ......................................... 462

HEALTH CARE (SPECIALIZED SERVICES) - 1.8%
        83,300   *Pentegra Dental Group, Inc. ........................... 208

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 2.5%
        30,400   *American Safety Insurance Group, Ltd.  ............... $293

MANUFACTURING (DIVERSIFIED) - 9.9%
        37,000   *Lancer Corp.  ......................................... 407
        35,000   *Motorcar Parts & Accessories, Inc.  ................... 400
        49,600   *Zindart Limited (ADR) ................................. 356

PERSONAL CARE - 4.8%
        27,200   *French Fragrances, Inc.  .............................. 197
        40,100   *Styling Technology Corp.  ............................. 371

RETAIL (FOOD CHAINS) - 3.9%
        41,600   Ingles Markets, Inc.  .................................. 455

RETAIL (SPECIALTY) - 1.5%
        10,100   *Cole National Corp. (Class A) ......................... 173

RETAIL (SPECIALTY-APPAREL) - 3.1%
        11,200   *Stage Stores, Inc.  ................................... 105
         8,500   *Wet Seal, Inc. (Class A) .............................. 257

SERVICES (COMMERCIAL & CONSUMER) - 4.6%
        33,322   *Monro Muffler Brake, Inc.  ............................ 242
        13,200   *StaffMark, Inc.  ...................................... 295

TEXTILES (HOME FURNISHING) - 1.2%
        83,000   *Krause's Furniture .................................... 140

WASTE MANAGEMENT - 3.9%
        14,200   Landauer, Inc.  ........................................ 460
                                                                       ------
TOTAL COMMON STOCKS .................................................. 10,555
                                                                       ------

PREFERRED STOCK - 3.7%

ENTERTAINMENT - 3.7%
        55,200   *Craig Corp. (Class A) ................................. 435
                                                                       ------
TOTAL PREFERRED STOCK ................................................... 435
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                            As of December 31, 1998

SHARES/PAR
VALUE                                                           VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 9.9%

COMMERCIAL PAPER:
      $580,000   Associate First Capital Corp.
                 5.15%, due 1/04/99 .................................... $580
INVESTMENT COMPANIES:
       582,998   SSgA Prime Money Market Portfolio ...................... 583
         6,866   SSgA U.S. Treasury Money Market Portfolio ................ 7
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 1,170
                                                                       ------

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.2% .......................................... $12,160
Liabilities, less Other Assets ........................................ (380)
                                                                       ------
NET ASSETS .......................................................... $11,780
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non income-producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                            As of December 31, 1998

(In Thousands,
Except Per-Share Amounts)
-------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $13,476)                        $    12,160
  Receivables:
    Dividends and interest                                              8
    Investment securities sold                                         27
    Due from affiliate                                                 51
                                                              -----------
      Total assets                                                 12,246

LIABILITIES:
  Payables:
    Investment securities purchased                                   457
    Investment advisory fees                                            9
                                                              -----------
      Total liabilities                                               466
                                                              -----------
NET ASSETS                                                    $    11,780
                                                              -----------
                                                              -----------
Net Assets consist of:
  Accumulated net realized loss on investment transactions    $    (1,008)
  Net unrealized depreciation                                      (1,317)
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                    14,105
                                                              -----------
  NET ASSETS                                                  $    11,780
                                                              -----------
                                                              -----------
PORTFOLIO SHARES OUTSTANDING                                        1,193
                                                              -----------
                                                              -----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $      9.87
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                      For the Year Ended December 31, 1998

(In Thousands)
-------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                   $        44
  Interest                                                             38
                                                              -----------
    Total investment income                                            82

EXPENSES:
  Investment advisory                                                 109
  Reports to shareholders                                              15
  Legal and auditing                                                   10
  Custodian                                                             5
  Trustees                                                              5
  Other                                                                 3
                                                              -----------
    Total expenses before reimbursement                               147
  Expense reimbursement                                               (25)
                                                              -----------
    Total expenses after reimbursement                                122
                                                              -----------
NET INVESTMENT INCOME (LOSS)                                          (40)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                 (1,008)
  Net change in unrealized appreciation (depreciation)             (2,360)
                                                              -----------
NET LOSS ON INVESTMENTS                                            (3,368)
                                                              -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $    (3,408)
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio

                                                                                APRIL 30, 1997
                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED       OPERATIONS) TO
                                                              DECEMBER 31          DECEMBER 31
(In Thousands)                                                       1998                 1997
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                ($       40)         $         9
  Net realized gain (loss) on investments                          (1,008)                 397
  Net change in unrealized appreciation                            (2,360)               1,043
                                                              -----------               ------
  Net change in net assets resulting from operations               (3,408)               1,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net income on investments                                            --                   (9)
  Net realized gain (loss) on investments                              --                 (397)
                                                              -----------               ------
TOTAL DISTRIBUTIONS                                                    --                 (406)

NET PORTFOLIO SHARE TRANSACTIONS                                    4,938                9,207
                                                              -----------               ------
TOTAL CHANGE IN NET ASSETS                                          1,530          $    10,250

NET ASSETS AT BEGINNING OF PERIOD                                  10,250                   --
                                                              -----------               ------
NET ASSETS AT END OF PERIOD                                   $    11,780          $    10,250
                                                              -----------               ------
                                                              -----------               ------
----------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                               680                  819
  Reinvestments                                                        --                   33
  Redemptions                                                        (318)                 (21)
                                                              -----------               ------
    Net change                                                        362                  831
                                                              -----------               ------
                                                              -----------               ------
AMOUNTS:
  Sales                                                       $     8,662          $     9,065
  Reinvestments                                                        --                  406
  Redemptions                                                      (3,724)                (264)
                                                              -----------               ------
    Net change                                                $     4,938          $     9,207
                                                              -----------               ------
                                                              -----------               ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Small Company Stock Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Temporary investments in other mutual funds are valued at net asset value. All other temporary investments are valued at amortized cost, which approximates market value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .85 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   At December 31, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   DUE FROM AFFILIATE. Currently, SAFECO Asset Management Company pays all other expenses (i.e., expenses other than investment advisory fees) in excess of .10 percent of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1998         $   15,531
                                                           ------
                                                           ------
Sales for the year ended December 31, 1998             $   11,031
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $    1,118
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                     (2,435)
                                                           ------
Net unrealized depreciation                            $   (1,317)
                                                           ------
                                                           ------
-----------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS
   The Portfolio had $1,008 thousand of accumulated undistributed net realized loss on investment transactions at December 31, 1998. For federal income tax purposes, this represents a capital loss carryforward which will expire in 2006.

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                APRIL 30, 1997
                                                              (COMMENCEMENT OF
                                                YEAR ENDED      OPERATIONS) TO
                                          DECEMBER 31 1998   DECEMBER 31, 1997
------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    12.33           $   10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                      (0.03)               0.01
   Net realized and unrealized gain
     (loss) on investments                           (2.43)               2.83
                                                    ------              ------
     Total from investment operations                (2.46)               2.84

LESS DISTRIBUTIONS:
   Dividends from net investment income                 --               (0.01)
   Distributions from realized gains                    --               (0.50)
                                                    ------              ------
     Total distributions                                --               (0.51)
                                                    ------              ------
NET ASSET VALUE AT END OF PERIOD                $     9.87           $   12.33
                                                    ------              ------
                                                    ------              ------
TOTAL RETURN (A)                                   (19.95%)            28.40%**
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $   11,780           $  10,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.95%              0.95%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                   1.15%              1.24%*
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (0.32%)             0.19%*
PORTFOLIO TURNOVER RATE                             92.14%             47.91%*

--------------------------------------------------------------------------------

  *  Annualized.
 **  Not annualized.
 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Small Company Stock Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1998, and the related statements of operations for the year then ended, the statement of changes in net assets for the year ended December 31, 1998 and for the period from April 30, 1997 (commencement of operations) to December 31, 1997, and the financial highlights for each of the two periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Small Company Stock Portfolio of the SAFECO Resource Series Trust as of December 31, 1998, the results of its operations, the changes in its net assets, the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Portfolios with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Portfolios' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        GMF 939 2/99

[RECYCLE LOGO]          Printed on Recycled Paper.

                        This report must be preceded or
                        accompanied by a current prospectus.

                        -Registered Trademark- A registered trademark of SAFECO Corporation.

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                              SAFECO MUTUAL FUNDS
                             RESOURCE SERIES TRUST
                                 BOND PORTFOLIO

                                   ----------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1998

SAFECO RST BOND
PORTFOLIO
   Returning 8.90% for the year, the SAFECO RST Bond Portfolio significantly exceeded the average General Bond fund, which returned 4.82% according to Lipper, Inc.
   The Lehman Brothers Government/Corporate Bond Index-- which incurs no fees or expenses--returned 9.47% for the year. (Before fees and expenses, the RST Bond Portfolio outperformed its benchmark index for the year.)
   Our outperformance for the year can be attributed to two things. Being longer allowed the Portfolio to make greater gains as rates declined overall, by roughly 1%, for the year. [PHOTO OF MICHAEL HUGHES]

   Second, the Portfolio held relatively more of its assets in treasuries, which were top bond performers in 1998. This

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED DECEMBER 31, 1998

 1 Year                    8.90%
 5 Year                    6.31%
10 Year                    8.05%

RST Bond Portfolio

Illustration of a $10,000 investment:

DATE      SAFECO RST BOND PORTFOLIO        SHEARSON
12/31/88         10,000                     10,000
01/31/89         10,081                     10,133
02/28/89         10,041                     10,056
03/31/89         10,061                     10,109
04/30/89         10,254                     10,324
05/31/89         10,478                     10,578
06/30/89         10,692                     10,922
07/31/89         10,916                     11,150
08/31/89         10,793                     10,977
09/30/89         10,824                     11,025
10/31/89         11,017                     11,304
11/30/89         11,099                     11,406
12/31/89         11,129                     11,423
01/31/90         11,053                     11,266
02/28/90         11,097                     11,291
03/31/90         11,129                     11,292
04/30/90         11,075                     11,188
05/31/90         11,304                     11,513
06/30/90         11,436                     11,699
07/31/90         11,578                     11,844
08/31/90         11,534                     11,673
09/30/90         11,556                     11,770
10/31/90         11,654                     11,926
11/30/90         11,797                     12,186
12/31/90         11,861                     12,370
01/31/91         11,944                     12,509
02/28/91         12,049                     12,616
03/31/91         12,132                     12,703
04/30/91         12,272                     12,849
05/31/91         12,367                     12,910
06/30/91         12,331                     12,896
07/31/91         12,484                     13,058
08/31/91         12,719                     13,358
09/30/91         12,907                     13,638
10/31/91         13,060                     13,759
11/30/91         13,178                     13,897
12/31/91         13,519                     14,365
01/31/92         13,432                     14,152
02/29/92         13,432                     14,227
03/31/92         13,345                     14,149
04/30/92         13,444                     14,234
05/31/92         13,670                     14,510
06/30/92         13,870                     14,723
07/31/92         14,195                     15,100
08/31/92         14,296                     15,235
09/30/92         14,584                     15,442
10/31/92         14,296                     15,206
11/30/92         14,208                     15,192
12/31/92         14,442                     15,453
01/31/93         14,763                     15,790
02/28/93         15,083                     16,118
03/31/93         15,162                     16,173
04/30/93         15,283                     16,298
05/31/93         15,256                     16,290
06/30/93         15,537                     16,659
07/31/93         15,603                     16,766
08/31/93         15,963                     17,152
09/30/93         16,057                     17,212
10/31/93         16,137                     17,282
11/30/93         15,884                     17,087
12/31/93         15,965                     17,162
01/31/94         16,194                     17,420
02/28/94         15,793                     17,040
03/31/94         15,463                     16,622
04/30/94         15,362                     16,484
05/31/94         15,362                     16,455
06/30/94         15,348                     16,417
07/31/94         15,534                     16,745
08/31/94         15,592                     16,752
09/30/94         15,448                     16,499
10/31/94         15,448                     16,481
11/30/94         15,434                     16,451
12/31/94         15,497                     16,560
01/31/95         15,709                     16,878
02/28/95         15,968                     17,269
03/31/95         16,060                     17,385
04/30/95         16,271                     17,627
05/31/95         16,879                     18,365
06/30/95         17,017                     18,512
07/31/95         16,895                     18,440
08/31/95         17,123                     18,676
09/30/95         17,305                     18,866
10/31/95         17,593                     19,144
11/30/95         17,944                     19,460
12/31/95         18,266                     19,746
01/31/96         18,316                     19,868
02/29/96         17,879                     19,447
03/31/96         17,702                     19,283
04/30/96         17,685                     19,150
05/31/96         17,718                     19,118
06/30/96         17,847                     19,374
07/31/96         17,895                     19,418
08/31/96         17,928                     19,372
09/30/96         18,105                     19,717
10/31/96         18,316                     20,176
11/30/96         18,541                     20,547
12/31/96         18,365                     20,319
01/31/97         18,416                     20,344
02/28/97         18,365                     20,386
03/31/97         18,143                     20,144
04/30/97         18,365                     20,438
05/31/97         18,502                     20,628
06/30/97         18,724                     20,875
07/31/97         19,254                     21,514
08/31/97         19,032                     21,273
09/30/97         19,339                     21,607
10/31/97         19,647                     21,953
11/30/97         19,664                     22,069
12/31/97         19,910                     22,301
01/31/98         20,252                     22,616
02/28/98         20,180                     22,570
03/31/98         20,234                     22,640
04/28/98         20,306                     22,753
05/31/98         20,559                     22,997
06/30/98         20,775                     23,231
07/31/98         20,758                     23,250
08/31/98         21,244                     23,703
09/30/98         21,803                     24,381
10/31/98         21,569                     24,208
11/30/98         21,605                     24,354
12/31/98         21,683                     24,412

Performance represents the performance of the Bond Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't/Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index.
If Portfolio investment management fees had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

------------------------------------------------------------------
------------------------------------------------------------------

conservative posture worked very well through the middle of October until Treasuries came down off their flight-to-quality highs, and credit sensitive instruments-- particularly high quality domestic corporate bonds--outperformed.
   1998 will go down as one of the most volatile bond trading years in history. At the beginning of the year, the markets were less concerned about the possible effects of the Asian debacle, and more focused on the possibility of the Fed raising interest rates. It was smooth sailing until August when Russia defaulted on its debt and triggered a surge of flight-to-quality buying into Treasuries. Volatility soared, and spread product (i.e., non-Treasury bonds) collapsed. In an effort to support nervous markets, the Fed reduced rates three times by a total of 75 basis points over a seven-week period, thereby boosting investor confidence.
   Around October, as market sentiment shifted away from the global Armageddon scenario, investors began bottom-fishing quality credits. The spread product tightened sharply, staging one of the most impressive rallies on record, while U.S. Treasuries lagged.
   Although I am concerned at the pace of spread tightening, I am encouraged by the return of liquidity to the U.S. credit markets. I expect continued improvement in spread product relative to U.S. Treasuries. However, as the year progresses, one, or more, of the many potential problems in the global economy may spur another flight to U.S. Treasuries. Given that very real possibility, I took defensive precautions during the fourth quarter. I replaced corporate bonds, international issues,

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Note, 5.625%, due 5/15/08 ........................... 15.3%
U.S. Treasury Note, 7.50%, due 11/15/16 ............................ 12.5
U.S. Treasury Note, 6.50%, due 10/15/06 ............................ 12.5
FNMA Note, 4.75%, due 11/14/03 ...................................... 9.2
U.S. Treasury Note, 4.75%, due 11/15/08 ............................. 6.3
FNMA REMIC 1993-23, 6.70%, due 7/25/19 .............................. 2.5
CIT Group, Inc., 5.57%, due 12/08/03 ................................ 2.4
FNMA #313626, 9.50%, due 2/01/21 .................................... 2.3
Hertz Corp. Note, 7.00%, due 7/01/04 ................................ 2.3
Tandy Corp., 6.95%, due 9/01/07 ..................................... 1.9

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO CREDIT QUALITY

AAA/U.S. Gov't/Agency:         77%
AA:                             3%
A:                             11%
BBB:                            4%
BB:                             0%
B:                              0%
NR:                             2%
Cash and Other Assets:          3%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

and triple-B rated securities with U.S. Treasury obligations and extremely large high-quality domestic corporate bond offerings to improve our overall portfolio quality and liquidity.
   At year end, the Portfolio held 47% of its assets in U.S. Treasury obligations, 18% in asset-backed securities, 31% in high-grade corporate bonds, and 4% in cash. The Portfolio's effective duration was 5.9 years at year end. The Portfolio is maintaining an average credit quality rating of triple-A.

   Going forward, I will continue to use a combination of active duration management, sector rotation, yield curve positioning, and credit selection to keep us well positioned for whatever 1999 may bring.

Michael Hughes
-------------------------------

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a chartered financial analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                 SAFECO Resource Series Trust -- Bond Portfolio
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 18.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.3%
          $646   FNMA #313626
                 9.50%, due 2/01/21 ................................... $ 693

COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 15.3%
           100   FHLMC REMIC 1579
                 6.55%, due 6/15/22 ..................................... 101
           500   FHLMC REMIC 1587
                 6.50%, due 10/15/08 .................................... 509
           323   FHLMC REMIC 1534
                 6.00%, due 5/15/22 ..................................... 319
           200   FHLMC REMIC 1688
                 6.00%, due 10/15/07 .................................... 202
           360   FNMA #2494
                 8.00%, due 4/01/08 ..................................... 376
           530   FNMA G93-33 J
                 6.75%, due 6/25/22 ..................................... 543
           500   FNMA 1997-M5 C
                 6.74%, due 8/25/07 ..................................... 528
           280   FNMA REMIC 1992-108
                 7.00%, due 7/25/07 ..................................... 289
           500   FNMA REMIC 1993-11 N
                 7.35%, due 6/25/07 ..................................... 515
           750   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 755
           475   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 481

FINANCIAL (DIVERSIFIED) - 1.2%
            68   Chevy Chase Auto ABS Series 1996-1 (Class A)
                 6.60%, due 12/15/02 ..................................... 69
           300   Donaldson, Lufkin & Jenrette, Inc. 1998-CF2
                 6.24%, due 11/12/31 .................................... 307
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 5,687
                                                                        -----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

CORPORATE BONDS - 30.1%

AUTOMOBILES - 2.3%
          $650   Hertz Corp. Note
                 7.00%, due 7/01/04 .................................... $684

BANKING & FINANCE - 0.7%
           200   Grand Metropolitan Investment Corp.
                 8.625%, due 8/15/01 .................................... 215

BANKS (MAJOR REGIONAL) - 1.4%
           365   U.S. Bancorp
                 6.75%, due 10/15/05 .................................... 385

BANKS (MONEY CENTER) - 0.5%
           135   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 146

CANADIAN PROVINCES - 0.9%
           250   Manitoba (Province)
                 7.75%, due 2/01/02 ..................................... 267

ELECTRIC COMPANIES - 1.3%
           380   Israel Electric Corp. Ltd.
                 7.125%, due 7/15/05 .................................... 389

ENGINEERING & CONSTRUCTION - 1.0%
           280   Halliburton Co.
                 6.75%, due 2/01/27 ..................................... 316

FINANCE (CONSUMER) - 1.3%
           360   Household Finance Corp.
                 7.25%, due 7/15/03 ..................................... 382

FINANCIAL (DIVERSIFIED & BUSINESS) - 4.6%
           190   American General Finance Corp.
                 5.75%, due 11/01/03 .................................... 190
           725   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 720
           485   ComEd Transitional Funding Trust
                 5.674%, due 12/16/08 ................................... 488

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                 SAFECO Resource Series Trust -- Bond Portfolio
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
FINANCE (HOUSING) - 9.2%
        $2,800   FNMA Note
                 4.75%, due 11/14/03 ................................. $2,769

INVESTMENT BANK/BROKERAGE - 2.4%
           370   Donaldson, Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 .................................... 380
           335   Merrill Lynch & Co., Inc.
                 6.00%, due 11/15/04 .................................... 340

RETAIL (GENERAL MERCHANDISE) - 0.9%
           250   Dayton Hudson Corp.
                 9.40%, due 2/15/01 ..................................... 270

RETAIL (COMPUTERS & ELECTRONICS) - 1.9%
           545   Tandy Corp.
                 6.95%, due 9/01/07 ..................................... 576

RETAIL (SPECIALTY) - 1.7%
           500   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ..................................... 505
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 9,022
                                                                        -----
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES - 49.2%

U.S. FEDERAL AGENCY NOTES - 2.7%
         $ 500   Federal Home Loan Mortgage Corp.
                 6.875%, due 11/22/06 ................................. $ 519
           255   Federal Home Loan Mortgage Corp.
                 6.943%, due 3/21/07 .................................... 283

U.S. TREASURY NOTES - 46.5%
         3,030   7.50%, due 11/15/16 .................................. 3,768
         3,380   6.50%, due 10/15/06 .................................. 3,752
         4,305   5.625%, due 5/15/08 .................................. 4,593
         1,880   4.75%, due 11/15/08 .................................. 1,895
                                                                        -----
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES .......................... 14,810
                                                                        -----

TEMPORARY INVESTMENTS - 4.2%

INVESTMENT COMPANIES:
         1,278   SSgA Prime Money Market Portfolio .................... 1,278
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................ 1278
                                                                        -----
TOTAL INVESTMENTS - 102.3% ........................................... 30,797
Liabilities, less Other Assets ........................................ (680)
                                                                        -----
NET ASSETS .......................................................... $30,117
                                                                        -----
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                 SAFECO Resource Series Trust -- Bond Portfolio
                            As of December 31, 1998

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $30,510)                        $   30,797
  Receivables:
    Dividends and interest                                           330
    Other                                                             35
                                                              ----------
      Total assets                                                31,162

LIABILITIES:
  Payables:
    Investment advisory fees                                          20
    Investment securities purchased                                1,013
    Other                                                             12
                                                              ----------
      Total liabilities                                            1,045
                                                              ----------
NET ASSETS                                                    $   30,117
                                                              ----------
                                                              ----------
Net Assets consist of:
  Net unrealized appreciation                                 $      287
  Paid in capital (par value $.001, unlimited shares
    authorized)                                                   29,830
                                                              ----------
NET ASSETS                                                    $   30,117
                                                              ----------
                                                              ----------
PORTFOLIO SHARES OUTSTANDING                                       2,640
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $    11.41
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                 SAFECO Resource Series Trust -- Bond Portfolio
                      For the Year Ended December 31, 1998

(In Thousands)
----------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                    $  1,436

EXPENSES:
  Investment advisory                                              169
  Legal and auditing                                                19
  Custodian                                                          2
  Trustees                                                           5
  Reports to shareholders                                           25
  Other                                                              2
                                                              --------
    Total expenses before reimbursement                            222
  Expense reimbursement                                            (33)
                                                              --------
    Total expenses after reimbursement                             189
                                                              --------
NET INVESTMENT INCOME                                            1,247

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                 836
  Net change in unrealized appreciation                           (207)
                                                              --------
NET GAIN ON INVESTMENTS                                            629
                                                              --------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $  1,876
                                                              --------
                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                 SAFECO Resource Series Trust -- Bond Portfolio

                                                                     YEAR ENDED DECEMBER 31
                                                              -----------------------------
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $    1,247      $      942
  Net realized gain (loss) on investments                               836            (116)
  Net change in unrealized appreciation                                (207)            507
                                                                     ------          ------
  Net change in net assets resulting from operations                  1,876           1,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (1,248)           (942)
  Net realized gain on investments                                     (288)             --
                                                                     ------          ------
  Total distributions                                                (1,536)           (942)

NET PORTFOLIO SHARE TRANSACTIONS                                     11,896           1,499
                                                                     ------          ------
TOTAL CHANGE IN NET ASSETS                                           12,236           1,890

NET ASSETS AT BEGINNING OF PERIOD                                    17,881          15,991
                                                                     ------          ------
NET ASSETS AT END OF PERIOD                                      $   30,117      $   17,881
                                                                     ------          ------
                                                                     ------          ------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS
SHARES:
  Sales                                                               1,518             458
  Reinvestments                                                         135              85
  Redemptions                                                          (632)           (411)
                                                                     ------          ------
    Net change                                                        1,021             132
                                                                     ------          ------
                                                                     ------          ------
AMOUNTS:
  Sales                                                          $   17,725      $    5,091
  Reinvestments                                                       1,536             942
  Redemptions                                                        (7,365)         (4,534)
                                                                     ------          ------
    Net change                                                   $   11,896      $    1,499
                                                                     ------          ------
                                                                     ------          ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Bond Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is high current income consistent with relative stability of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. Temporary investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income from investments in mutual funds is recorded on the ex-dividend date.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   At December 31, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Historically, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees because net assets were less than $20 million. In June, 1998, net assets surpassed $20 million. Thus, the Portfolio is now charged for all operating expenses in addition to investment advisory fees.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS

                                                   (In Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1998
  (including $26,457 of U.S. Government and Agency
  Securities in the Bond Portfolio)                    $   47,666
                                                           ------
                                                           ------
Sales for the year ended December 31, 1998
  (including $23,319 of U.S. Government and Agency
  Securities in the Bond Portfolio)                    $   35,556
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1998:

                                                   (In Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $      355
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                        (68)
                                                           ------
Net unrealized appreciation                            $      287
                                                           ------
                                                           ------
-----------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                                    YEAR ENDED DECEMBER 31
                                          ----------------------------------------------------------------
                                                      1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.04   $   10.75   $   11.31   $   10.20   $   11.12

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.50        0.61        0.62        0.71        0.59
   Net realized and unrealized gain
     (loss) on investments                            0.49        0.29       (0.56)       1.11       (0.92)
                                                   -------   ---------   ---------   ---------   ---------
     Total from investment operations                 0.99        0.90        0.06        1.82       (0.33)

LESS DISTRIBUTIONS:
   Dividends from net investment income              (0.50)      (0.61)      (0.62)      (0.71)      (0.59)
   Distributions from realized gains                 (0.12)         --          --          --          --
                                                   -------   ---------   ---------   ---------   ---------
     Total distributions                             (0.62)      (0.61)      (0.62)      (0.71)      (0.59)
                                                   -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    11.41   $   11.04   $   10.75   $   11.31   $   10.20
                                                   -------   ---------   ---------   ---------   ---------
                                                   -------   ---------   ---------   ---------   ---------
TOTAL RETURN (A)                                     8.90%       8.41%       0.54%      17.87%     (2.93%)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                     $   30,117   $  17,881   $  15,991   $  14,257   $  13,361
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.83%       0.74%       0.73%       0.72%       0.72%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                   0.98%       0.90%       0.87%       0.94%       0.89%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                5.50%       5.75%       5.64%       6.50%       5.53%
PORTFOLIO TURNOVER RATE                            164.82%     151.43%     140.90%      77.93%     147.22%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Bond Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Bond Portfolio of the SAFECO Resource Series Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Portfolios with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Portfolios' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        GMF 939 2/99

[RECYCLE LOGO]          Printed on Recycled Paper.

                        This report must be preceded or
                        accompanied by a current prospectus.

                        -Registered Trademark- A registered trademark of SAFECO Corporation.

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

                              SAFECO MUTUAL FUNDS
                             RESOURCE SERIES TRUST
                             MONEY MARKET PORTFOLIO

                                   ----------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1998

SAFECO RST MONEY MARKET PORTFOLIO
   The SAFECO RST Money Market Portfolio's one-year total return of 4.95% outperformed the average money fund's total return of 4.86%, according to Lipper, Inc.
   The increase in the Portfolio's yield is attributable to the purchase of one-year, fixed-rate paper, resulting in an average maturity as long as 87 days during the half-year compared to an average of 60 days for other funds in its peer group. The longer maturity paper enabled the Portfolio to maintain yield as short-term investment rates declined.

                             [PHOTO OF NAOMI URATA]

   The Federal Funds rate fell from 5.25% to 4.75% as the Federal Reserve lowered the rate twice during the quarter. Short-term rates remain inverted from one day out to 270 days, so that

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIOD ENDED DECEMBER 31, 1998

 1 Year                4.95%
 5 Year                4.83%
10 Year                5.31%

INVESTMENT VALUE
SAFECO RST MONEY MARKET PORTFOLIO: $16,774

                        SAFECO RST
                  MONEY MARKET PORTFOLIO
12/31/88                 $10,000
01/31/89                 $10,068
02/28/89                 $10,144
03/31/89                 $10,211
04/30/89                 $10,289
05/31/89                 $10,367
06/30/89                 $10,442
07/31/89                 $10,530
08/31/89                 $10,608
09/30/89                 $10,683
10/31/89                 $10,830
11/30/89                 $10,901
12/31/89                 $10,970
01/31/90                 $11,048
02/28/90                 $11,113
03/31/90                 $11,183
04/30/90                 $11,256
05/31/90                 $11,330
06/30/90                 $11,399
07/31/90                 $11,473
08/31/90                 $11,545
09/30/90                 $11,611
10/31/90                 $11,687
11/30/90                 $11,759
12/31/90                 $11,832
01/31/91                 $11,902
02/28/91                 $11,961
03/31/91                 $12,019
04/30/91                 $12,082
05/31/91                 $12,139
06/30/91                 $12,187
07/31/91                 $12,246
08/31/91                 $12,303
09/30/91                 $12,358
10/31/91                 $12,409
11/30/91                 $12,455
12/31/91                 $12,503
01/31/92                 $12,544
02/29/92                 $12,578
03/31/92                 $12,616
04/30/92                 $12,651
05/31/92                 $12,686
06/30/92                 $12,725
07/31/92                 $12,763
08/31/92                 $12,795
09/30/92                 $12,822
10/31/92                 $12,849
11/30/92                 $12,880
12/31/92                 $12,910
01/31/93                 $12,940
02/28/93                 $12,966
03/31/93                 $12,996
04/30/93                 $13,023
05/31/93                 $13,048
06/30/93                 $13,079
07/31/93                 $13,107
08/31/93                 $13,137
09/30/93                 $13,163
10/31/93                 $13,189
11/30/93                 $13,217
12/31/93                 $13,248
01/31/94                 $13,278
02/28/94                 $13,305
03/31/94                 $13,334
04/30/94                 $13,366
05/31/94                 $13,405
06/30/94                 $13,443
07/31/94                 $13,485
08/31/94                 $13,534
09/30/94                 $13,578
10/31/94                 $13,627
11/30/94                 $13,674
12/31/94                 $13,731
01/31/95                 $13,798
02/28/95                 $13,858
03/31/95                 $13,920
04/30/95                 $13,984
05/31/95                 $14,055
06/30/95                 $14,117
07/31/95                 $14,184
08/31/95                 $14,243
09/30/95                 $14,300
10/31/95                 $14,373
11/30/95                 $14,438
12/31/95                 $14,494
01/31/96                 $14,562
02/29/96                 $14,615
03/31/96                 $14,669
04/30/96                 $14,727
05/31/96                 $14,789
06/30/96                 $14,842
07/31/96                 $14,906
08/31/96                 $14,966
09/30/96                 $15,029
10/31/96                 $15,086
11/30/96                 $15,146
12/31/96                 $15,210
01/31/97                 $15,274
02/28/97                 $15,327
03/31/97                 $15,385
04/30/97                 $15,451
05/31/97                 $15,513
06/30/97                 $15,582
07/31/97                 $15,647
08/31/97                 $15,708
09/30/97                 $15,777
10/31/97                 $15,847
11/30/97                 $15,910
12/31/97                 $15,983
01/31/98                 $16,047
02/28/98                 $16,108
03/31/98                 $16,174
04/30/98                 $16,237
05/31/98                 $16,296
06/30/98                 $16,366
7/31/98                  $16,434
8/31/98                  $16,494
9/30/98                  $16,561
10/31/98                 $16,634
11/30/98                 $16,704
12/31/98                 $16,774

Performance represents the performance of the Money Market Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

Performance of the Portfolio assumes the reinvestment of all dividends and capital gains.

The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

------------------------------------------------------------------
------------------------------------------------------------------

one-day rates are at higher levels than 270-day rates. This indicates that the market believes that future rates will be lower.
   The Federal Reserve's easing mode was prompted by a slowing global economy, the Asian crisis and declining liquidity in the financial markets. The likelihood of further rate cuts is possible depending on the pace of growth of the global economy, the financial health of emerging markets, and inflation. The possibility exists that instead of slowing further, the U.S. economy could continue growing at a healthy pace leading to higher rates. To hedge against rising rates, I increased the amount of floating rate paper of corporations priced off of one month LIBOR, the London Inter-bank Borrowing Rate. LIBOR floaters trade cheap to boost the yield on the Portfolio compared to one-month commercial paper with comparable credit ratings.
   The most notable occurrence in 1998 was a huge flight to quality. SAFECO RST Money Market Portfolio served as refuge for investors fleeing markets that are vulnerable to foreign problems. Cash flow into the Portfolio was significant and so far, it has stayed. As I've done in the past, I will work to manage the Portfolio to be a safe haven for your investment dollar in spite of volatile market conditions. I will do this by buying quality paper subject to careful credit review. I will lock in some longer-term rates to provide stability and downside protection in case rates decline, and I will maintain some short maturities in case rates move up. The shorter maturities will also provide liquidity for your short-term cash needs.

Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the Money Market Portfolio in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
             SAFECO Resource Series Trust -- Money Market Portfolio
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
SHORT-TERM CORPORATE SECURITIES - 93.5%

ASSET BACKED - 4.7%
        $1,300   Ciesco L.P.
                 5.35%, due 1/19/99 .................................. $1,297

BANKS (FOREIGN) - 3.6%
         1,000   Societe Generale, NY
                 5.67%, due 8/06/99 ................................... 1,000

BANKS (MAJOR REGIONAL) - 14.5%
         1,500   BancBoston
                 5.58%, due 3/01/99 ................................... 1,500
         1,000   *Fleet Credit Card
                 5.89%, due 4/15/99 ................................... 1,004
         1,500   *MBNA America Bank
                 5.75%, due 6/28/99 ................................... 1,500

BANKS (REGIONAL) - 3.3%
           900   *American Express Centurion Bank
                 5.48%, due 1/14/99 ..................................... 900

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS - 4.7%
         1,300   Cooper Associates
                 5.55%, due 1/28/99 ................................... 1,295

FINANCE (AUTO) - 9.8%
         1,400   Ford Motor Credit Co.
                 5.625%, due 1/15/99 .................................. 1,400
         1,300   General Motors Acceptance Corp.
                 5.80%, due 1/07/99 ................................... 1,299

FINANCE (CONSUMER) - 7.0%
           715   Associates Corp. of North America
                 7.250%, due 9/01/99 .................................... 722
         1,200   Household Finance Corp.
                 5.33%, due 1/04/99 ................................... 1,200

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCE (DIVERSIFIED & BUSINESS) - 13.8%
        $1,500   Aristar, Inc.
                 6.75%, due 5/15/99 ................................. $ 1,506
         1,300   General Electric Capital Corp.
                 5.79%, due 1/18/99 ................................... 1,299
         1,000   Heller Financial
                 6.64%, due 5/13/99 ................................... 1,003

FINANCE (MORTGAGE) - 4.3%
         1,200   Countrywide Funding Corp.
                 5.59%, due 1/06/99 ................................... 1,200

INSURANCE (MULTI-LINE) - 4.7%
         1,300   Prudential Funding Corp.
                 5.20%, due 1/12/99 ................................... 1,298

INVESTMENTS (BANKS/BROKERAGE) - 15.2%
         1,000   C.S. First Boston
                 5.715%, due 7/19/99 .................................. 1,000
         1,000   *#Goldman Sachs and Company (144A)
                 5.66%, due 9/14/99 (acquired 4/08/98) ................ 1,000
           900   *Morgan Stanley, Dean Witter, Discover and Co.
                 5.79%, due 3/13/01 ..................................... 900
         1,300   Salomon Smith Barney Holdings, Inc.
                 5.45%, due 1/21/99 ................................... 1,297

RETAIL (GENERAL MERCHANDISE) - 3.6%
         1,000   *+Racetrac Capital, L.L.C.
                 5.63%, due 4/01/18, put date 1/6/99 .................. 1,000

TOBACCO - 4.3%
         1,200   B.A.T. Capital Corp.
                 5.50%, due 1/26/99 ................................... 1,196
                                                                        -----
TOTAL SHORT-TERM CORPORATE SECURITES ................................. 25,816
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
             SAFECO Resource Series Trust -- Money Market Portfolio
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 6.3%

INVESTMENT COMPANIES:
        $1,379   SSgA Prime Money Market Portfolio .................. $ 1,379
           360   SSgA U.S. Treasury Money Market Portfolio .............. 360
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 1,739
                                                                        -----
TOTAL INVESTMENTS - 99.8% ............................................ 27,555
Other Assets, less Liabilities ........................................... 68
                                                                        -----
NET ASSETS .......................................................... $27,623
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

+ The Fund has a right to sell the specified underlying security at an exercise price equal to the amortized cost of the security plus interest, if any.
# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The market value of such security is $1,000,000 and represents 3.6% of net assets.
* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
             SAFECO Resource Series Trust -- Money Market Portfolio
                            As of December 31, 1998

(In Thousands,
Except Per-Share Amounts)
------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $27,555)                        $   27,555
  Receivables:
    Dividends and interest                                           192
    Other                                                             22
                                                              ----------
      Total assets                                                27,769

LIABILITIES:
  Payables:
    Investment advisory fees                                          16
    Income distribution                                              117
    Other                                                             13
                                                              ----------
      Total liabilities                                              146
                                                              ----------
NET ASSETS                                                    $   27,623
                                                              ----------
                                                              ----------
PORTFOLIO SHARES OUTSTANDING
  (par value $.001, unlimited shares authorized)                  27,623
                                                              ----------
                                                              ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio shares outstanding)        $     1.00
                                                              ----------
                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             SAFECO Resource Series Trust -- Money Market Portfolio
                      For the Year Ended December 31, 1998

(In Thousands)
--------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                    $1,336

EXPENSES:
  Investment advisory                                            154
  Legal and auditing                                              19
  Custodian                                                        6
  Trustees                                                         5
  Reports to Shareholders                                         24
                                                              ------
    Total expenses before reimbursement                          208
  Expense reimbursement                                          (17)
                                                              ------
    Total expenses after reimbursement                           191
                                                              ------
NET INVESTMENT INCOME AND NET CHANGE
  IN NET ASSETS RESULTING FROM OPERATIONS                     $1,145
                                                              ------
                                                              ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
             SAFECO Resource Series Trust -- Money Market Portfolio

                                                                                 YEAR ENDED
                                                                                DECEMBER 31
                                                              -----------------------------
(In Thousands)                                                         1998            1997
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                          $    1,145      $      838

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (1,145)           (838)

NET PORTFOLIO SHARE TRANSACTIONS                                      9,866           5,264
                                                              -------------   -------------
TOTAL CHANGE IN NET ASSETS                                            9,866           5,264

NET ASSETS AT BEGINNING OF PERIOD                                    17,757          12,493
                                                              -------------   -------------
NET ASSETS AT END OF PERIOD                                      $   27,623      $   17,757
                                                              -------------   -------------
                                                              -------------   -------------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES AND AMOUNTS*
  Sales                                                             102,117          90,491
  Reinvestments                                                       1,028             838
  Redemptions                                                       (93,279)        (86,065)
                                                              -------------   -------------
    Net change                                                        9,866           5,264
                                                              -------------   -------------
                                                              -------------   -------------

-------------------------------------------------------------------------

  * Because share value is equal to $1.00, dollar amounts and share amounts are identical.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Money Market Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is current income while preserving capital and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
   SECURITY VALUATION. Securities in the Portfolio purchased at par are valued at cost. All other securities are valued at amortized cost.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions (if any) are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income on investments in mutual funds is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.

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--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .65 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates comparable to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   At December 31, 1998, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   Prior to April, 1998, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees because net assets were less than $20 million. In April, 1998, net assets surpassed $20 million. Thus, the Portfolio is now charged for all operating expenses in addition to investment advisory fees.

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------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                             YEAR ENDED DECEMBER 31
                                          ---------------------------------------------------------
                                               1998        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.04        0.05        0.05        0.05        0.04

LESS DISTRIBUTIONS:
   Dividends from net investment income       (0.04)      (0.05)      (0.05)      (0.05)      (0.04)
                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD          $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
TOTAL RETURN(A)                               4.95%       5.08%       4.94%       5.56%       3.65%

NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $  27,623   $  17,757   $  12,493   $   8,719   $   9,315
RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.81%       0.64%       0.62%       0.62%       0.63%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++            0.89%       0.81%       0.90%       0.87%       0.87%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         4.87%       4.97%       4.86%       5.32%       3.63%

--------------------------------------------------------------------------------

 ++  See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

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--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Money Market Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Money Market Portfolio of the SAFECO Resource Series Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

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                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Portfolios with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Portfolios' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        GMF 939 2/99

RECYCLE LOGO            Printed on Recycled Paper.

                        THIS REPORT MUST BE PRECEDED OR
                        ACCOMPANIED BY A CURRENT PROSPECTUS.

                        -REGISTERED TRADEMARK- A REGISTERED TRADEMARK OF SAFECO CORPORATION.